Portfolio of Investments March 31, 2026
Stock Index

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 2.0%
1,464 (a) Adient plc $ 30
2,617 (a) American Axle & Manufacturing Holdings, Inc 16
4,330 (a) Aptiv plc 301
4,752 BorgWarner, Inc 258
566 (a) Cooper-Standard Holdings, Inc 16
1,881 Dana Inc 63
596 (a) Dorman Products, Inc 62
81,666 Ford Motor Co 942
1,039 (a) Fox Factory Holding Corp 17
2,745 Garrett Motion, Inc 50
18,346 General Motors Co 1,367
3,676 Gentex Corp 80
1,006 (a) Gentherm, Inc 28
3,169 (a) Goodyear Tire & Rubber Co 21
1,703 Harley-Davidson, Inc 34
533 LCI Industries 66
846 Lear Corp 102
1,993 (a),(b) Lucid Group, Inc 19
681 Patrick Industries, Inc 76
450 Phinia, Inc 31
7,090 (a) QuantumScape Corp 45
16,962 (a) Rivian Automotive, Inc 255
1,333 (a) Solid Power, Inc 4
843 Standard Motor Products, Inc 29
57,564 (a) Tesla, Inc 21,399
1,229 (a) Thor Industries, Inc 98
759 Visteon Corp 69
282 Winnebago Industries, Inc 9
518 (a),(b) XPEL, Inc 23
TOTAL AUTOMOBILES & COMPONENTS 25,510
BANKS - 3.9%
408 1st Source Corp 28
450 Amalgamated Financial Corp 17
667 Amerant Bancorp, Inc 15
1,431 Ameris Bancorp 112
476 Arrow Financial Corp 16
2,950 Associated Banc-Corp 76
3,083 Atlantic Union Bankshares Corp 110
527 (a),(b) Avidbank Holdings, Inc 15
992 (a) Axos Financial, Inc 84
1,798 Banc of California, Inc 32
585 Bancfirst Corp 63
767 (a) Bancorp, Inc 41
178 Bank First Corp 24
133,996 Bank of America Corp 6,532
643 Bank of Hawaii Corp 48
468 Bank of Marin Bancorp 12
548 Bank of NT Butterfield & Son Ltd 29
1,546 Bank OZK 71
90 Bank7 Corp 4
1,329 BankUnited, Inc 60
132 Banner Corp 8
622 Bar Harbor Bankshares 20
223 BayCom Corp 7
1,555 Berkshire Hills Bancorp, Inc 47
383 (a) Blue Foundry Bancorp 5
3,275 (a) Blue Ridge Bankshares, Inc 14
371 BOK Financial Corp 47

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
882 (a) Bridgewater Bancshares, Inc $ 16
38 Burke & Herbert Financial Services Corp 2
313 Business First Bancshares, Inc 8
241 Byline Bancorp, Inc 8
613 (a) Camden National Corp 29
447 Capital City Bank Group, Inc 19
2,335 Capitol Federal Financial, Inc 17
550 (a) Carter Bankshares, Inc 13
741 Cathay General Bancorp 37
1,125 Central Pacific Financial Corp 36
693 CF Bankshares, Inc 19
90 Chemung Financial Corp 5
309 ChoiceOne Financial Services, Inc 9
35,325 Citigroup, Inc 4,006
533 (b) Citizens & Northern Corp 12
8,870 Citizens Financial Group, Inc 532
250 (a) City Holding Co 30
377 Civista Bancshares, Inc 9
496 CNB Financial Corp 14
146 (a) Coastal Financial Corp 11
6,093 Columbia Banking System, Inc 167
1,738 (a) Columbia Financial, Inc 30
3,296 Commerce Bancshares, Inc 162
978 Community Bank System, Inc 57
651 Community Trust Bancorp, Inc 39
26 Community West Bancshares 1
282 ConnectOne Bancorp, Inc 8
1,266 Cullen/Frost Bankers, Inc 174
640 (a) Customers Bancorp, Inc 44
2,723 (a) CVB Financial Corp 53
422 (a) Dime Community Bancshares, Inc 14
1,229 Eagle Bancorp Montana, Inc 25
1,035 Eagle Bancorp, Inc 26
2,987 East West Bancorp, Inc 319
3,756 Eastern Bankshares, Inc 73
400 Enterprise Financial Services Corp 22
402 Equity Bancshares, Inc 18
339 Esquire Financial Holdings, Inc 36
218 (a) Farmers & Merchants Bancorp, Inc 6
1,013 Farmers National Banc Corp 13
1,908 (a) FB Bancorp, Inc 26
682 FB Financial Corp 35
106 Fidelity D&D Bancorp, Inc 5
18,408 Fifth Third Bancorp 855
527 Financial Institutions, Inc 17
608 First Bancorp 34
2,094 First BanCorp 45
498 (a) First Bancorp, Inc 14
603 First Bank 10
1,682 First Busey Corp 42
186 First Citizens Bancshares, Inc (Class A) 351
1,652 First Commonwealth Financial Corp 29
680 First Community Bancshares, Inc 28
57 First Community Corp 2
1,993 First Financial Bancorp 56
2,915 First Financial Bankshares, Inc 86
384 (a) First Financial Corp 24
1,098 (a) First Foundation, Inc 6
2,244 First Hawaiian, Inc 55
11,005 First Horizon National Corp 250
1,904 First Interstate BancSystem, Inc 64
1,247 First Merchants Corp 48

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
380 First Mid Bancshares, Inc $ 16
810 (a) First Western Financial, Inc 20
441 (a) Firstsun Capital Bancorp 16
84 Five Star Bancorp 3
1,083 (a) Flushing Financial Corp 17
8,529 FNB Corp 143
312 Franklin Financial Services Corp 16
903 German American Bancorp, Inc 38
2,794 Glacier Bancorp, Inc 125
76 Great Southern Bancorp, Inc 5
451 Greene County Bancorp, Inc 10
2,028 Hancock Whitney Corp 129
824 Hanmi Financial Corp 22
715 HBT Financial, Inc 19
1,355 Heritage Commerce Corp 17
1,150 Heritage Financial Corp 30
994 Hilltop Holdings, Inc 36
57 (b) Hingham Institution For Savings The 16
238 Home Bancorp, Inc 14
3,655 Home Bancshares, Inc 98
698 (b) HomeStreet, Inc 10
667 HomeTrust Bancshares, Inc 28
2,725 Hope Bancorp, Inc 30
1,209 (a) Horizon Bancorp, Inc 20
40,892 Huntington Bancshares, Inc 640
863 Independent Bank Corp 65
863 Independent Bank Corp 29
1,089 International Bancshares Corp 73
1,188 John Marshall Bancorp, Inc 24
55,436 JPMorgan Chase & Co 16,307
1,623 Kearny Financial Corp 12
20,734 Keycorp 416
499 Lakeland Financial Corp 29
833 Live Oak Bancshares, Inc 28
3,128 M&T Bank Corp 647
640 Mercantile Bank Corp 32
424 Metrocity Bankshares, Inc 12
229 Metropolitan Bank Holding Corp 19
196 Mid Penn Bancorp, Inc 6
582 Midland States Bancorp, Inc 13
180 MVB Financial Corp 4
819 National Bank Holdings Corp 32
647 National Bankshares, Inc 24
1,273 NB Bancorp, Inc 27
1,028 NBT Bancorp, Inc 44
6,570 New York Community Bancorp, Inc 86
420 Nicolet Bankshares, Inc 62
954 (a) Northeast Community Bancorp, Inc 23
1,643 Northfield Bancorp, Inc 22
472 Northrim BanCorp, Inc 11
2,195 Northwest Bancshares, Inc 28
68,283 (a) NU Holdings Ltd 981
163 Oak Valley Bancorp 5
37 OceanFirst Financial Corp 1
811 OFG Bancorp 33
6,336 Old National Bancorp 140
1,237 Old Second Bancorp, Inc 25
594 Origin Bancorp, Inc 25
297 Orrstown Financial Services, Inc 11
293 Park National Corp 48
436 Pathward Financial, Inc 39
642 Peapack Gladstone Financial Corp 23

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
868 Peoples Bancorp, Inc $ 29
333 Peoples Financial Services Corp 18
3,445 Pinnacle Financial Partners, Inc 297
302 (a) Pioneer Bancorp, Inc 4
54 Plumas Bancorp 3
7,460 PNC Financial Services Group, Inc 1,552
1,124 Popular, Inc 151
267 Preferred Bank 24
454 Primis Financial Corp 6
1,571 Prosperity Bancshares, Inc 106
2,598 Provident Financial Services, Inc 55
356 QCR Holdings, Inc 30
475 RBB Bancorp 10
192 Red River Bancshares, Inc 17
18,602 Regions Financial Corp 486
1,623 Renasant Corp 59
364 Republic Bancorp, Inc (Class A) 26
812 S&T Bancorp, Inc 34
3,008 Seacoast Banking Corp of Florida 91
1,315 (a) ServisFirst Bancshares, Inc 96
370 Sierra Bancorp 13
4,735 Simmons First National Corp (Class A) 92
275 SmartFinancial, Inc 11
1,492 Southern California Bancorp 26
228 (a) Southern First Bancshares, Inc 12
231 Southern Missouri Bancorp, Inc 15
328 Southside Bancshares, Inc 10
2,193 SOUTHSTATE BANK CORP 203
1,065 SR Bancorp, Inc 18
859 Stellar Bancorp, Inc 31
3,571 (c) Sterling Bancorp, Inc 0 ^
572 Stock Yards Bancorp, Inc 38
947 (a) Texas Capital Bancshares, Inc 90
110 TFS Financial Corp 2
681 (a) Third Coast Bancshares, Inc 26
131 Tompkins Trustco, Inc 10
1,631 Towne Bank 55
606 Trico Bancshares 29
657 (a) Triumph Financial, Inc 39
25,596 Truist Financial Corp 1,177
671 TrustCo Bank Corp NY 29
768 Trustmark Corp 32
1,264 UMB Financial Corp 143
1,847 United Bankshares, Inc 76
2,849 United Community Banks, Inc 90
1,012 Univest Financial Corp 35
31,907 US Bancorp 1,659
9,879 Valley National Bancorp 121
1,049 Washington Federal, Inc 33
581 (a) Washington Trust Bancorp, Inc 19
3,818 Webster Financial Corp 265
63,182 Wells Fargo & Co 5,030
1,524 WesBanco, Inc 53
597 West Bancorporation, Inc 14
225 Westamerica Bancorporation 12
2,509 Western Alliance Bancorp 178
1,443 Wintrust Financial Corp 200
815 WSFS Financial Corp 53
3,174 Zions Bancorporation 183
TOTAL BANKS 49,878
CAPITAL GOODS - 7.7%
534 (b) 1559985 BC Ltd 17

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
3,738 (a) 3D Systems Corp $ 7
10,917 3M Co 1,585
1,262 A.O. Smith Corp 83
1,578 Aaon, Inc 131
770 (a) AAR Corp 84
622 Acuity Brands, Inc 174
1,567 Advanced Drainage Systems, Inc 215
1,215 Aebi Schmidt Holding AG. 12
2,574 Aecom Technology Corp 218
784 (a) Aerovironment, Inc 144
2,606 (a) AerSale Corp 16
1,044 AGCO Corp 121
1,611 Air Lease Corp 105
191 Alamo Group, Inc 32
653 Albany International Corp (Class A) 34
2,848 (a) Allegheny Technologies, Inc 414
1,880 Allegion plc 273
1,075 (a) Alliance Laundry Holdings, Inc 22
307 Allied Motion Technologies, Inc 18
1,525 Allison Transmission Holdings, Inc 179
909 (a) Ameresco, Inc 23
813 (a) American Superconductor Corp 28
184 (a) American Woodmark Corp 7
4,561 Ametek, Inc 978
1,904 (a) Amprius Technologies, Inc 32
7,639 (a) API Group Corp 310
449 Apogee Enterprises, Inc 15
833 Applied Industrial Technologies, Inc 221
11,787 (a) Archer Aviation, Inc 61
813 Arcosa, Inc 86
287 Argan, Inc 156
805 Armstrong World Industries, Inc 133
4,146 (a) Array Technologies, Inc 30
823 Astec Industries, Inc 44
810 (a) Astronics Corp 54
931 Atkore, Inc 55
1,320 Atmus Filtration Technologies, Inc 75
1,586 (a) Axon Enterprise, Inc 674
507 AZZ, Inc 63
889 (a) Beta Technologies, Inc 13
4,522 (a) Bloom Energy Corp 613
766 (a) Blue Bird Corp 43
224 (a) BlueLinx Holdings, Inc 12
15,300 (a) Boeing Co 3,045
610 Boise Cascade Co 46
337 (a) Bowman Consulting Group Ltd 10
2,449 (a) Builders FirstSource, Inc 202
1,894 BWX Technologies, Inc 387
394 (a),(b) Byrna Technologies, Inc 4
383 Cadre Holdings, Inc 12
799 Carlisle Cos, Inc 267
984 Carpenter Technology Corp 388
15,181 Carrier Global Corp 855
9,449 Caterpillar, Inc 6,694
756 (a) CECO Environmental Corp 45
1,396 (a) Centuri Holdings, Inc 41
900 (a) Chart Industries, Inc 186
17,876 CNH Industrial NV 197
840 (a) Columbus McKinnon Corp 12
707 Comfort Systems USA, Inc 975
1,015 (a) Construction Partners, Inc 113
3,982 (a) Core & Main, Inc 197

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
968 Crane Co $ 166
302 CSW Industrials, Inc 79
2,790 Cummins, Inc 1,501
753 Curtiss-Wright Corp 513
1,008 (a) Custom Truck One Source, Inc 7
4,994 Deere & Co 2,813
3,204 (a) DNOW, Inc 38
2,028 Donaldson Co, Inc 172
932 Douglas Dynamics, Inc 39
2,820 Dover Corp 588
290 (a) Ducommun, Inc 35
91 (a) DXP Enterprises, Inc 13
561 (a) Dycom Industries, Inc 190
8,059 Eaton Corp plc 2,882
916 EMCOR Group, Inc 676
11,514 Emerson Electric Co 1,509
1,368 (a) Energy Recovery, Inc 14
1,030 Enerpac Tool Group Corp 38
554 EnerSys 96
2,981 (a),(b) Enovix Corp 15
479 EnPro Industries, Inc 120
4,836 (a),(b) Eos Energy Enterprises, Inc 24
1,154 Esab Corp 112
605 ESCO Technologies, Inc 170
978 (a) Everus Construction Group, Inc 115
22,915 Fastenal Co 1,063
1,221 Federal Signal Corp 132
3,834 Ferguson Enterprises, Inc 894
2,418 Flowserve Corp 178
786 (a) Fluence Energy, Inc 11
2,733 (a) Fluor Corp 127
5,180 Fortive Corp 286
2,398 Fortune Brands Innovations, Inc 93
842 Franklin Electric Co, Inc 78
586 (a) Freyr Battery, Inc 3
2,062 FTAI Aviation Ltd 505
4,917 (a) Gates Industrial Corp plc 111
816 GATX Corp 139
5,509 GE Vernova, Inc 4,809
1,274 (a) Gencor Industries, Inc 19
1,064 (a) Generac Holdings, Inc 208
5,071 General Dynamics Corp 1,740
21,190 General Electric Co 6,013
584 (a) Gibraltar Industries, Inc 23
461 Global Industrial Co 15
678 Gorman-Rupp Co 42
3,534 Graco, Inc 299
496 (a) Graham Corp 39
945 Granite Construction, Inc 113
359 (a) Great Lakes Dredge & Dock Corp 6
70 Greenbrier Cos, Inc 4
611 Griffon Corp 44
4,335 (a) Hayward Holdings, Inc 58
812 HEICO Corp 223
1,471 HEICO Corp (Class A) 311
922 (a) Helios Technologies, Inc 60
690 Herc Holdings, Inc 69
1,747 Hexcel Corp 141
3,242 (a) Hillman Solutions Corp 27
12,854 Honeywell International, Inc 2,905
8,185 Howmet Aerospace, Inc 1,886
1,085 Hubbell, Inc 532

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,076 (a) Hudson Technologies, Inc $ 6
792 Huntington Ingalls Industries, Inc 301
3,375 (a),(b) Hyliion Holdings Corp 6
404 Hyster-Yale Materials Handling, Inc 13
1,652 IDEX Corp 313
195 (a) IES Holdings, Inc 93
5,892 Illinois Tool Works, Inc 1,534
8,098 Ingersoll Rand, Inc 649
716 Insteel Industries, Inc 24
2,375 (a),(b) Intuitive Machines, Inc 44
1,687 ITT, Inc 321
1,876 (a) Janus International Group, Inc 10
452 (a) JELD-WEN Holding, Inc 1
1,078 John Bean Technologies Corp 138
12,522 Johnson Controls International plc 1,640
242 (a) Kadant, Inc 71
672 Karat Packaging, Inc 19
1,045 (a) Karman Holdings, Inc 84
1,671 Kennametal, Inc 60
3,283 (a) Kratos Defense & Security Solutions, Inc 231
3,820 L3Harris Technologies, Inc 1,318
542 (a) Lawson Products, Inc 14
728 (a) LB Foster Co (Class A) 20
686 (a) Legence Corp 39
690 Lennox International, Inc 320
1,340 Leonardo DRS, Inc 60
243 (a) Limbach Holdings, Inc 19
1,185 Lincoln Electric Holdings, Inc 295
220 Lindsay Corp 26
836 (a) Loar Holdings, Inc 48
4,276 Lockheed Martin Corp 2,584
1,218 LSI Industries, Inc 23
800 Luxfer Holdings plc 10
1,198 (a) Manitowoc Co, Inc 14
4,610 Masco Corp 278
1,168 (a) Mastec, Inc 376
2,747 (a) Masterbrand, Inc 23
1,366 (a) Matrix Service Co 16
887 (a) Mayville Engineering Co Inc 16
412 McGrath RentCorp 45
1,126 (a) Mercury Computer Systems, Inc 82
4,301 (a) Microvast Holdings, Inc 6
987 (a) Middleby Corp 131
446 Miller Industries, Inc 20
1,042 (a) Modine Manufacturing Co 226
536 Moog, Inc (Class A) 157
1,012 (a) MSC Industrial Direct Co (Class A) 93
2,082 Mueller Industries, Inc 231
2,556 Mueller Water Products, Inc (Class A) 70
368 (a) MYR Group, Inc 104
583 (a) NANO Nuclear Energy, Inc 12
206 National Presto Industries, Inc 28
3,366 (a) Newpark Resources, Inc 49
3,068 (a) NEXTracker, Inc 370
1,006 Nordson Corp 268
2,738 Northrop Grumman Corp 1,868
371 (a) Northwest Pipe Co 29
2,741 (a),(b) NuScale Power Corp 30
3,559 nVent Electric plc 421
117 (a) Omega Flex, Inc 4
1,551 (a) Orion Marine Group, Inc 17
1,049 Oshkosh Corp 154

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
7,806 Otis Worldwide Corp $ 602
1,442 Owens Corning, Inc 156
10,541 PACCAR, Inc 1,217
766 (a) Park Aerospace Corp 21
2,595 Parker-Hannifin Corp 2,323
598 Park-Ohio Holdings Corp 14
3,179 Pentair plc 277
22,888 (a) Plug Power, Inc 52
197 Powell Industries, Inc 107
96 (a) Preformed Line Products Co 26
1,171 Primoris Services Corp 167
784 (a) Proto Labs, Inc 45
905 Quanex Building Products Corp 16
3,026 Quanta Services, Inc 1,661
13,157 (a) QXO, Inc 255
677 (a) RBC Bearings, Inc 368
1,618 (a),(b) Red Cat Holdings, Inc 21
726 (a) Redwire Corp 6
1,406 Regal-Beloit Corp 263
2,818 (a) Resideo Technologies, Inc 95
9,984 (a) Rocket Lab Corp 641
2,319 Rockwell Automation, Inc 832
27,429 RTX Corp 5,291
198 Rush Enterprises, Inc 13
1,317 Rush Enterprises, Inc (Class A) 87
3,523 Sensata Technologies Holding plc 124
4,388 (a) Shoals Technologies Group, Inc 29
913 (a) Simpson Manufacturing Co, Inc 157
782 (a) SiteOne Landscape Supply, Inc 104
1,001 Snap-On, Inc 364
987 (a) SPX Technologies, Inc 197
4,844 (a) StandardAero, Inc 125
277 Standex International Corp 71
3,377 Stanley Black & Decker, Inc 240
634 (a) Sterling Construction Co, Inc 258
3,737 (a) Sunrun, Inc 51
535 (b) Tecnoglass, Inc 24
406 Tennant Co 27
1,789 Terex Corp 106
3,641 Textron, Inc 319
853 (a) Thermon Group Holdings, Inc 43
1,366 Timken Co 137
1,266 (a),(b) Titan International, Inc 9
491 (a) Titan Machinery, Inc 8
1,924 Toro Co 180
4,480 Trane Technologies plc 1,867
100 (a),(b) Transcat, Inc 7
1,152 TransDigm Group, Inc 1,335
2,168 (a) Trex Co, Inc 79
1,768 Trinity Industries, Inc 57
963 Tutor Perini Corp 74
904 UFP Industries, Inc 83
1,243 United Rentals, Inc 906
455 (a) V2X, Inc 31
320 Valmont Industries, Inc 128
7,760 Vertiv Holdings Co 1,944
470 (a) Vicor Corp 76
850 (a),(b) Voyager Technologies, Inc 20
559 VSE Corp 103
898 W.W. Grainger, Inc 980
1,281 (a) Wabash National Corp 11
760 (b) Watsco, Inc 276

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
536 Watts Water Technologies, Inc (Class A) $ 156
851 WESCO International, Inc 233
3,489 Westinghouse Air Brake Technologies Corp 872
73 Willis Lease Finance Corp 12
4,244 WillScot Mobile Mini Holdings Corp 74
1,262 Woodward Inc 452
963 Worthington Enterprises, Inc 50
911 (a) Xometry, Inc 37
4,884 Xylem, Inc 584
3,251 Zurn Elkay Water Solutions Corp 146
TOTAL CAPITAL GOODS 99,611
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,382 (a) ABM Industries, Inc 53
3,257 ACCO Brands Corp 10
2,888 (a) ACV Auctions, Inc 12
8,912 Alight, Inc 5
2,989 (a) Amentum Holdings, Inc 78
8,371 Automatic Data Processing, Inc 1,701
191 Barrett Business Services, Inc 6
605 (a) BlackSky Technology, Inc 15
2,731 Booz Allen Hamilton Holding Corp 213
511 (a) BrightView Holdings, Inc 6
834 Brink's Co 86
2,405 Broadridge Financial Solutions, Inc 391
486 (a) CACI International, Inc (Class A) 264
1,375 (a) Casella Waste Systems, Inc (Class A) 109
1,147 (a) CBIZ, Inc 31
188 (a) Cimpress plc 14
7,018 Cintas Corp 1,187
6,385 (a) Clarivate plc 16
1,032 (a) Clean Harbors, Inc 296
805 (a) Concentrix Corp 22
5,536 (a) Conduent, Inc 7
18,519 (a) Copart, Inc 615
1,499 (a) CoreCivic, Inc 28
51 CRA International, Inc 8
416 (b) CSG Systems International, Inc 33
1,062 Deluxe Corp 29
1,051 (a) Ennis, Inc 23
2,577 Equifax, Inc 464
3,061 (a) ExlService Holdings, Inc 93
1,272 Exponent, Inc 83
1,243 (a),(b) First Advantage Corp 15
381 (a) Forrester Research, Inc 2
419 (a) Franklin Covey Co 7
526 (a) FTI Consulting, Inc 93
3,395 Genpact Ltd 127
3,108 (a) GEO Group, Inc 52
432 (a) Harsco Corp 9
361 (a) Healthcare Services Group 7
1,885 Herman Miller, Inc 27
1,041 HireQuest, Inc 10
681 HNI Corp 23
307 (a) Huron Consulting Group, Inc 39
379 ICF International, Inc 25
661 (a) Innodata, Inc 26
975 (b) Insperity, Inc 26
1,293 Interface, Inc 32
2,447 Jacobs Solutions, Inc 311
2,130 KBR, Inc 79
1,192 Kelly Services, Inc (Class A) 11
681 Kforce, Inc 20

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
1,237 Korn/Ferry International $ 78
2,559 (a) Legalzoom.com, Inc 15
2,572 Leidos Holdings, Inc 400
664 (a) Liquidity Services, Inc 20
1,099 Manpower, Inc 32
1,224 MAXIMUS, Inc 78
640 (a) Montrose Environmental Group, Inc 14
805 MSA Safety, Inc 132
563 NL Industries, Inc 3
1,699 (a) OPENLANE, Inc 50
1,095 (a) Parsons Corp 59
6,819 Paychex, Inc 628
807 Paycom Software, Inc 98
927 (a) Paylocity Holding Corp 100
1,878 Pitney Bowes, Inc 21
5,487 (a) Planet Labs PBC 153
3,343 RB Global, Inc 320
4,067 Republic Services, Inc 891
91 (a),(b) Resolute Holdings Management, Inc 15
1,107 Resources Connection, Inc 4
2,545 Robert Half International, Inc 65
6,246 Rollins, Inc 334
925 Science Applications International Corp 88
3,953 SS&C Technologies Holdings, Inc 267
4,940 Tetra Tech, Inc 149
3,578 (a) TIC Solutions, Inc 24
4,262 TransUnion 295
839 (a) TriNet Group, Inc 31
720 (a) TrueBlue, Inc 3
541 (a),(b) TTEC Holdings, Inc 1
345 Unifirst Corp 87
3,454 (a),(b) Upwork, Inc 38
4,755 Veralto Corp 420
3,058 Verisk Analytics, Inc 580
3,457 (a) Verra Mobility Corp 49
3,046 Vestis Corp 24
7,416 Waste Management, Inc 1,704
279 (a) Willdan Group, Inc 21
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,130
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.2%
966 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 3
996 (a) Abercrombie & Fitch Co (Class A) 91
1,605 Academy Sports & Outdoors, Inc 91
1,149 (b) Advance Auto Parts, Inc 61
406 A-Mark Precious Metals, Inc 16
195,707 (a) Amazon.com, Inc 40,760
3,778 (a) American Eagle Outfitters, Inc 63
154 (a) America's Car-Mart, Inc 2
1,837 (a),(b) AMMO, Inc 4
1,221 Arhaus, Inc 8
2,460 Arko Corp 14
239 (a) Asbury Automotive Group, Inc 47
456 (a) Autonation, Inc 89
355 (a) Autozone, Inc 1,199
3,894 Bath & Body Works, Inc 73
3,596 Best Buy Co, Inc 231
665 (a) Boot Barn Holdings, Inc 97
524 (a) Buckle, Inc 26
326 (b) Build-A-Bear Workshop, Inc 12
1,225 (a) Burlington Stores, Inc 399
1,001 Caleres, Inc 11
895 Camping World Holdings, Inc 6

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
2,292 (a) Carmax, Inc $ 95
2,814 (a) Carvana Co 885
4,570 (a) Chewy, Inc 123
109 (a) Citi Trends, Inc 5
27,010 (a) Coupang, Inc 510
1,606 Designer Brands, Inc 9
1,287 Dick's Sporting Goods, Inc 255
64 (b) Dillard's, Inc (Class A) 37
9,277 eBay, Inc 844
2,260 (a) Etsy, Inc 113
2,017 (a) EVgo, Inc 3
1,176 (a) Five Below, Inc 269
2,514 (a) Floor & Decor Holdings, Inc 128
8,925 (a) GameStop Corp (Class A) 206
4,912 Gap, Inc 119
365 (a) Genesco, Inc 11
2,705 Genuine Parts Co 286
559 (a) GigaCloud Technology, Inc 25
222 Group 1 Automotive, Inc 73
541 (a),(b) Groupon, Inc 6
715 Haverty Furniture Cos, Inc 15
20,322 Home Depot, Inc 6,684
1,925 (b) Kohl's Corp 25
487 (a),(b) Lands' End, Inc 5
477 Lithia Motors, Inc (Class A) 119
5,489 LKQ Corp 161
11,550 Lowe's Cos, Inc 2,729
5,015 Macy's, Inc 91
530 (a) MarineMax, Inc 14
759 Monro Muffler, Inc 12
338 Murphy USA, Inc 167
2,416 (a) National Vision Holdings, Inc 63
1,339 (a) Ollie's Bargain Outlet Holdings, Inc 123
266 (a) OneWater Marine, Inc 2
16,963 (a) O'Reilly Automotive, Inc 1,566
1,209 (a) Overstock.com, Inc 6
165 Penske Auto Group, Inc 25
1,980 (a) Petco Health & Wellness Co, Inc 5
785 Pool Corp 159
2,295 (a) RealReal, Inc 21
1,063 (a) Revolve Group, Inc 24
380 (a) RH 53
6,473 Ross Stores, Inc 1,402
113 (a) Sally Beauty Holdings, Inc 2
697 (a) Savers Value Village, Inc 5
646 (a) Shoe Carnival, Inc 10
881 Signet Jewelers Ltd 75
760 (a),(b) Sleep Number Corp 1
319 Sonic Automotive, Inc (Class A) 22
1,770 (a) Stitch Fix, Inc 6
1,616 (a) ThredUp, Inc 5
22,704 TJX Cos, Inc 3,626
10,780 Tractor Supply Co 488
935 (a) Ulta Beauty, Inc 489
29 (a) Upbound Group, Inc 1
1,483 (a) Urban Outfitters, Inc 94
2,450 (a) Valvoline, Inc 82
1,310 (a) Victoria's Secret & Co 61
2,402 (a) Warby Parker, Inc 51
1,916 (a) Wayfair, Inc 144
663 Weyco Group, Inc 21
2,589 Williams-Sonoma, Inc 472

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
64 Winmark Corp $ 27
686 (a) Zumiez, Inc 15
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 66,473
CONSUMER DURABLES & APPAREL - 0.7%
270 Acushnet Holdings Corp 25
3,260 (a) Amer Sports, Inc 107
1,140 (a) Beazer Homes USA, Inc 22
1,161 (a),(b) BK LC Lux Finco 2 Sarl 42
1,299 Brunswick Corp 94
3,596 (a) Callaway Golf Co 50
2,222 (a) Capri Holdings Ltd 39
547 Carter's, Inc 20
165 (a) Cavco Industries, Inc 80
157 Century Communities, Inc 9
729 Clarus Corp 2
606 Columbia Sportswear Co 33
1,268 (b) Cricut, Inc 5
986 (a) Crocs, Inc 82
2,883 (a) Deckers Outdoor Corp 289
5,560 DR Horton, Inc 763
643 (a) Dream Finders Homes, Inc 9
1,326 (b) Ermenegildo Zegna NV 14
958 Ethan Allen Interiors, Inc 21
667 (a) Figs, Inc 10
576 (a) Funko, Inc 2
3,395 (a) Garmin Ltd 788
124 G-III Apparel Group Ltd 3
680 (a) Green Brick Partners, Inc 44
2,888 Hasbro, Inc 270
712 (a) Helen of Troy Ltd 10
148 (a) Hovnanian Enterprises, Inc 16
509 Installed Building Products, Inc 135
769 JAKKS Pacific, Inc 15
232 (a) Johnson Outdoors, Inc 11
1,983 KB Home 103
1,320 Kontoor Brands, Inc 93
412 (a) Latham Group, Inc 2
935 La-Z-Boy, Inc 30
3,082 Leggett & Platt, Inc 30
3,542 Lennar Corp (Class A) 308
205 (b) Lennar Corp (Class B) 17
241 (a) LGI Homes, Inc 10
336 (a),(b) Lovesac Co 5
2,060 (a) Lululemon Athletica, Inc 315
843 (a) M/I Homes, Inc 103
688 (a) Malibu Boats, Inc 18
441 Marine Products Corp 3
673 (a) MasterCraft Boat Holdings, Inc 14
5,874 (a) Mattel, Inc 85
1,136 Meritage Homes Corp 70
1,156 (a) Mohawk Industries, Inc 114
638 (a) Movado Group, Inc 16
6,890 Newell Rubbermaid, Inc 24
24,091 Nike, Inc (Class B) 1,272
61 (a) NVR, Inc 402
4,813 (a) On Holding AG. 164
274 (b) Oxford Industries, Inc 11
8,335 (a) Peloton Interactive, Inc 36
1,013 Polaris Industries, Inc 55
3,126 Pulte Homes, Inc 368
821 PVH Corp 57
731 Ralph Lauren Corp 251

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
110 Rocky Brands, Inc $ 4
1,588 (a) SharkNinja Global SPV Ltd 168
1,083 (a) Skyline Champion Corp 81
1,649 Smith & Wesson Brands, Inc 24
3,687 (a) Sonos, Inc 49
1,625 Steven Madden Ltd 55
311 Sturm Ruger & Co, Inc 12
4,215 Tapestry, Inc 595
2,602 (a) Taylor Morrison Home Corp 152
3,937 Tempur Sealy International, Inc 291
1,721 Toll Brothers, Inc 235
552 (a) TopBuild Corp 194
2,560 (a) Tri Pointe Homes, Inc 120
5,744 (a),(b) Under Armour, Inc (Class A) 34
5,391 (a) Under Armour, Inc (Class C) 31
8,194 (b) VF Corp 139
1,037 (b) Whirlpool Corp 56
1,742 (a) Wolverine World Wide, Inc 28
1,532 (a) YETI Holdings, Inc 56
TOTAL CONSUMER DURABLES & APPAREL 9,310
CONSUMER SERVICES - 2.0%
1,229 (a) Accel Entertainment, Inc 13
6,530 ADT, Inc 43
822 (a) Adtalem Global Education, Inc 95
8,425 (a) Airbnb, Inc 1,064
376 (a) American Public Education, Inc 21
5,175 Aramark 210
39 (a) Biglari Holdings, Inc (B Shares) 13
817 (a) BJ's Restaurants, Inc 29
275 Bloomin' Brands, Inc 1
660 Booking Holdings, Inc 2,779
764 Boyd Gaming Corp 63
1,258 (a) Bright Horizons Family Solutions, Inc 103
959 (a) Brinker International, Inc 137
4,525 (a) Caesars Entertainment, Inc 120
22,162 Carnival Corp 574
318 Carriage Services, Inc 14
2,180 (a) Cava Group, Inc 176
1,085 Cheesecake Factory 59
27,292 (a) Chipotle Mexican Grill, Inc (Class A) 874
623 (a),(b) Choice Hotels International, Inc 64
1,421 Churchill Downs, Inc 128
2,931 (a) Coursera, Inc 17
711 (b) Cracker Barrel Old Country Store, Inc 20
2,408 Darden Restaurants, Inc 472
419 (a) Dave & Buster's Entertainment, Inc 5
458 (b) Dine Brands Global Inc. 12
695 Domino's Pizza, Inc 249
7,232 (a) DoorDash, Inc 1,086
10,269 (a) DraftKings, Inc 222
1,159 (a),(b) Driven Brands Holdings, Inc 15
787 (a) Duolingo, Inc 78
2,527 (a) Dutch Bros, Inc 128
809 (a) El Pollo Loco Holdings, Inc 11
455 (a) European Wax Center, Inc 3
2,338 Expedia Group, Inc 540
723 (a) First Watch Restaurant Group, Inc 8
3,281 (a) Flutter Entertainment plc 334
1,502 (a) Frontdoor, Inc 79
4,788 (a) Genius Sports Ltd 21
2,989 (a),(b) Global Business Travel Group I 17
412 Golden Entertainment, Inc 11

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
63 (a) Graham Holdings Co $ 67
663 (a) Grand Canyon Education, Inc 113
1,979 H&R Block, Inc 63
1,757 (a) Hilton Grand Vacations, Inc 69
4,589 Hilton Worldwide Holdings, Inc 1,395
969 (b) Hyatt Hotels Corp 139
494 (a) Inspired Entertainment, Inc 4
2,584 International Game Technology plc 33
410 (b) Jack in the Box, Inc 4
930 (a),(b) KinderCare Learning Cos, Inc 2
2,068 Krispy Kreme, Inc 7
155 (a) Kura Sushi USA, Inc 11
6,375 Las Vegas Sands Corp 343
2,764 (a) Laureate Education, Inc 96
489 (a) Liberty Live Holdings, Inc 45
1,004 (a) Liberty Live Holdings, Inc 94
2,936 (a) Life Time Group Holdings, Inc 79
1,286 (a) Lincoln Educational Services Corp 52
608 (a) Lindblad Expeditions Holdings, Inc 10
4,503 Marriott International, Inc (Class A) 1,473
901 (b) Marriott Vacations Worldwide Corp 59
271 Matthews International Corp (Class A) 7
14,543 McDonald's Corp 4,520
4,487 (a) MGM Resorts International 166
1,527 (a) Mister Car Wash, Inc 11
128 Monarch Casino & Resort, Inc 12
57 Nathan's Famous, Inc 6
9,905 (a) Norwegian Cruise Line Holdings Ltd 185
1,416 OneSpaWorld Holdings Ltd 32
792 Papa John's International, Inc 26
3,518 (a) Penn National Gaming, Inc 53
194 Perdoceo Education Corp 7
433 (b) Phoenix Education Partners, Inc 14
1,700 (a) Planet Fitness, Inc 126
417 (a),(b) Portillo's, Inc 2
330 (b) RCI Hospitality Holdings, Inc 8
925 Red Rock Resorts, Inc 49
6,619 (b) Restaurant Brands International, Inc 489
5,206 Royal Caribbean Cruises Ltd 1,433
1,353 (a) Rush Street Interactive, Inc 29
10,188 (a) Sabre Corp 15
771 (a),(b) SeaWorld Entertainment, Inc 25
1,013 (a),(b) Serve Robotics, Inc 9
2,521 Service Corp International 208
766 (a) Shake Shack, Inc 68
2,208 (a),(b) Six Flags Entertainment Corp 39
23,471 Starbucks Corp 2,103
673 Strategic Education, Inc 56
808 (a) Stride, Inc 71
3,619 Super Group SGHC Ltd 39
2,381 (a),(b) Sweetgreen, Inc 12
829 (a) Target Hospitality Corp 8
1,383 Texas Roadhouse, Inc (Class A) 228
1,191 Travel & Leisure Co 82
1,856 (a) Udemy, Inc 9
941 (a) Universal Technical Institute, Inc 34
783 (b) Vail Resorts, Inc 100
679 (a) Viad Corp 25
3,229 (a) Viking Holdings Ltd 237
652 (b) Wendy's Co 5
607 Wingstop, Inc 94
1,659 Wyndham Hotels & Resorts, Inc 135

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
1,733 Wynn Resorts Ltd $ 176
371 (a),(b) Xponential Fitness, Inc 2
5,638 Yum! Brands, Inc 877
TOTAL CONSUMER SERVICES 25,898
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
6,283 Albertsons Cos, Inc 107
383 Andersons, Inc 28
2,453 (a) BJ's Wholesale Club Holdings, Inc 241
750 Casey's General Stores, Inc 546
776 (a) Chefs' Warehouse, Inc 46
9,068 Costco Wholesale Corp 9,036
4,732 Dollar General Corp 562
3,870 (a) Dollar Tree, Inc 424
2,474 (a) Grocery Outlet Holding Corp 17
1,600 (a) HF Foods Group, Inc 3
202 (a) Ingles Markets, Inc (Class A) 18
11,658 Kroger Co 844
3,470 (a) Maplebear, Inc 130
345 Natural Grocers by Vitamin Cottage, Inc 9
3,334 (a) Performance Food Group Co 286
553 (a) Pricesmart, Inc 83
2,141 (a) Sprouts Farmers Market, Inc 165
9,663 Sysco Corp 689
9,477 Target Corp 1,149
1,296 (a) United Natural Foods, Inc 58
4,630 (a) US Foods Holding Corp 427
292 (a) Village Super Market (Class A) 12
88,929 Walmart, Inc 11,052
313 Weis Markets, Inc 21
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,953
ENERGY - 4.2%
6,664 Antero Midstream Corp 152
6,098 (a) Antero Resources Corp 259
7,983 APA Corp 339
3,123 Archrock, Inc 109
577 Ardmore Shipping Corp 9
1,601 (b) Atlas Energy Solutions, Inc 21
19,256 Baker Hughes Co 1,176
700 (a) BKV Corp 20
4,580 Borr Drilling Ltd 26
510 Bristow Group, Inc 24
14,882 Cabot Oil & Gas Corp 523
1,403 Cactus, Inc 66
1,532 California Resources Corp 106
1,491 (a) Calumet, Inc 54
274 (a),(b) Centrus Energy Corp 48
4,418 Cheniere Energy, Inc 1,254
4,801 Chesapeake Energy Corp 527
38,271 Chevron Corp 7,918
1,203 Chord Energy Corp 171
4,074 (a) Clean Energy Fuels Corp 10
3,082 (a) CNX Resources Corp 119
1,609 (a) Comstock Resources, Inc 34
25,306 ConocoPhillips 3,340
61 (b) Core Laboratories, Inc 1
1,192 Core Natural Resources, Inc 125
1,900 Crescent Energy Co 26
875 CVR Energy, Inc 29
1,510 Delek US Holdings, Inc 68
12,508 Devon Energy Corp 629
3,145 DHT Holdings, Inc 57
4,037 Diamondback Energy, Inc 798

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
1,119 (a) Diversified Energy Co $ 20
535 (a) DMC Global, Inc 3
1,083 Dorian LPG Ltd 37
1,899 DT Midstream, Inc 256
2,695 (a),(b) Empire Petroleum Corp 8
3,799 (a),(b) Encore Energy Corp 7
4,018 (a),(b) Energy Fuels, Inc 73
11,162 (a) EOG Resources, Inc 1,614
12,156 EQT Corp 774
3,165 Evolution Petroleum Corp 14
428 Excelerate Energy, Inc 14
1,917 (a) Expro Group Holdings NV 33
86,268 Exxon Mobil Corp 14,636
691 (b) FLEX LNG Ltd 21
747 Flowco Holdings, Inc 15
128 (a) Forum Energy Technologies, Inc 7
954 (a) FutureFuel Corp 4
1,739 Golar LNG Ltd 94
2,448 Granite Ridge Resources, Inc 14
1,490 (a) Green Plains, Inc 25
278 (a) Gulfport Energy Operating Corp 59
18,131 Halliburton Co 707
1,956 (a) Helix Energy Solutions Group, Inc 19
1,816 (a) Helmerich & Payne, Inc 65
3,473 HF Sinclair Corp 217
1,195 (a) Innovex International, Inc 29
404 International Seaways, Inc 29
39,327 Kinder Morgan, Inc 1,319
958 (b) Kinetik Holdings, Inc 46
1,167 Kodiak Gas Services, Inc 68
4,919 (a) Kosmos Energy Ltd 14
3,840 Liberty Energy, Inc 111
4,177 Magnolia Oil & Gas Corp 132
6,054 Marathon Petroleum Corp 1,478
2,563 Matador Resources Co 162
2,664 Murphy Oil Corp 110
238 (a),(b) Nabors Industries Ltd 20
87 Nacco Industries, Inc (Class A) 5
1,312 (a) National Energy Services Reunited Corp 28
1,599 National Fuel Gas Co 150
696 Navigator Holdings Ltd 13
2,786 (a),(b) NextDecade Corp 21
2,731 (b) Noble Corp plc 134
4,171 (b) Nordic American Tankers Ltd 24
897 Northern Oil and Gas, Inc 26
5,962 NOV, Inc 112
14,735 Occidental Petroleum Corp 958
2,352 (a) Oceaneering International, Inc 83
2,073 (a) Oil States International, Inc 24
13,273 ONEOK, Inc 1,200
5,943 Ovintiv, Inc 353
1,291 (a) Par Pacific Holdings, Inc 81
7,160 Patterson-UTI Energy, Inc 78
1,615 PBF Energy, Inc 77
1,909 Peabody Energy Corp 63
15,047 Permian Resources Corp 321
8,264 Phillips 66 1,506
17 (a),(b) PrimeEnergy Corp 4
2,609 (a) ProPetro Holding Corp 38
5,158 Range Resources Corp 233
1,251 Ranger Energy Services, Inc 21
642 (a) Rex American Resources Corp 29

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
257 Riley Exploration Permian, Inc $ 9
2,256 RPC, Inc 16
2,444 (a) Sable Offshore Corp 40
792 SandRidge Energy, Inc 13
30,413 Schlumberger Ltd 1,563
984 Scorpio Tankers, Inc 73
2,348 (a) SEACOR Marine Holdings, Inc 17
1,338 (a) Seadrill Ltd 61
1,587 Select Water Solutions, Inc 24
2,365 SFL Corp Ltd 26
4,014 SM Energy Co 125
886 Solaris Oilfield Infrastructure, Inc 50
656 (a) Summit Midstream Corp 20
1,668 (a) Talos Energy, Inc 26
4,133 Targa Resources Corp 1,036
7,911 TechnipFMC plc 547
2,111 Teekay Corp Ltd 26
89 Teekay Tankers Ltd 7
3,440 (a) Tetra Technologies, Inc 29
1,236 Texas Pacific Land Corp 587
1,174 (a) Tidewater, Inc 98
16,110 (a) Transocean Ltd 107
7,605 (a) Uranium Energy Corp 103
1,428 Vaalco Energy, Inc 9
1,385 (a) Valaris Ltd 136
6,227 Valero Energy Corp 1,539
3,311 Viper Energy, Inc 156
758 (b) Vitesse Energy, Inc 14
3,587 W&T Offshore, Inc 12
1,619 Weatherford International plc 153
24,670 Williams Cos, Inc 1,795
1,194 World Fuel Services Corp 28
TOTAL ENERGY 54,319
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
3,091 Acadia Realty Trust 59
2,147 Agree Realty Corp 162
113 Alexander's, Inc 27
3,622 Alexandria Real Estate Equities, Inc 168
276 Alpine Income Property Trust, Inc 5
241 American Assets Trust, Inc 4
3,777 American Healthcare REIT, Inc 178
7,842 American Homes 4 Rent 219
9,611 American Tower Corp 1,659
4,194 Americold Realty Trust, Inc 48
1,658 Armada Hoffler Properties, Inc 9
3,107 AvalonBay Communities, Inc 508
3,466 Boston Properties, Inc 180
1,555 Braemar Hotels & Resorts, Inc 4
3,704 (a) Brandywine Realty Trust 10
6,652 Brixmor Property Group, Inc 192
5,277 Broadstone Net Lease, Inc 96
552 BRT Apartments Corp 7
2,484 Camden Property Trust 243
4,081 CareTrust REIT, Inc 150
460 Centerspace 26
1,449 Chatham Lodging Trust 11
295 (a) Chiron Real Estate, Inc 10
544 (b) Clipper Realty, Inc 2
753 Community Healthcare Trust, Inc 12
2,460 Corporate Office Properties Trust 75
3,658 Cousins Properties, Inc 83
8,634 Crown Castle, Inc 702

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
631 CTO Realty Growth, Inc $ 12
4,946 CubeSmart 181
240 Curbline Properties Corp 6
3,732 DiamondRock Hospitality Co 35
7,187 Digital Realty Trust, Inc 1,295
7,300 Diversified Healthcare Trust 48
4,303 Douglas Emmett, Inc 41
689 Easterly Government Properties, Inc 15
1,084 EastGroup Properties, Inc 201
3,522 Empire State Realty Trust, Inc 18
504 EPR Properties 25
2,004 Equinix, Inc 1,964
3,742 Equity Lifestyle Properties, Inc 234
8,454 Equity Residential 500
4,151 Essential Properties Realty Trust, Inc 126
1,431 Essex Property Trust, Inc 346
4,603 Extra Space Storage, Inc 604
967 (a) Farmland Partners, Inc 11
1,812 Federal Realty Investment Trust 192
2,421 First Industrial Realty Trust, Inc 140
2,128 Four Corners Property Trust, Inc 50
985 FrontView REIT, Inc 15
5,947 Gaming and Leisure Properties, Inc 264
1,083 Getty Realty Corp 34
942 Gladstone Commercial Corp 11
815 Gladstone Land Corp 8
2,111 Global Net Lease, Inc 20
3,484 Healthcare Realty Trust, Inc 59
16,075 Healthpeak Properties, Inc 264
2,316 Highwoods Properties, Inc 50
14,983 Host Hotels & Resorts Inc 287
514 (a) Hudson Pacific Properties, Inc 3
1,341 Independence Realty Trust, Inc 20
2,564 Industrial Logistics Properties Trust 15
533 (b) Innovative Industrial Properties, Inc 27
13,369 Invitation Homes, Inc 332
6,094 Iron Mountain, Inc 622
577 (b) JBG SMITH Properties 8
2,453 (b) Kilroy Realty Corp 69
14,600 Kimco Realty Corp 328
4,843 Kite Realty Group Trust 119
1,944 Lamar Advertising Co 246
872 (b) Lineage, Inc 29
947 LTC Properties, Inc 35
946 LXP Industrial Trust 44
6,081 Macerich Co 115
1,163 Mack-Cali Realty Corp 22
9,859 (b) Medical Properties Trust, Inc 46
2,561 Mid-America Apartment Communities, Inc 313
2,789 Millrose Properties, Inc 78
812 National Health Investors, Inc 66
3,615 National Retail Properties, Inc 152
1,955 National Storage Affiliates Trust 74
336 NET Lease Office Properties 4
1,788 (b) NETSTREIT Corp 34
662 NexPoint Residential Trust, Inc 17
5,436 Omega Healthcare Investors, Inc 238
574 One Liberty Properties, Inc 12
2,956 Outfront Media, Inc 78
2,943 (b) Park Hotels & Resorts, Inc 31
738 Peakstone Realty Trust 15
1,145 (b) Pebblebrook Hotel Trust 14

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
2,989 Phillips Edison & Co, Inc $ 112
3,343 Piedmont Office Realty Trust, Inc 22
1,168 Postal Realty Trust, Inc 22
19,014 Prologis, Inc 2,513
3,265 Public Storage, Inc 884
4,941 Rayonier, Inc 102
19,317 Realty Income Corp 1,182
3,947 Regency Centers Corp 299
5,133 Rexford Industrial Realty, Inc 168
2,146 (b) RLJ Lodging Trust 16
1,402 Ryman Hospitality Properties, Inc 129
4,837 Sabra Health Care REIT, Inc 93
830 Safehold, Inc 11
392 (a) Saul Centers, Inc 13
2,138 SBA Communications Corp 368
742 Service Properties Trust 1
1,197 Sila Realty Trust, Inc 28
6,499 Simon Property Group, Inc 1,212
1,512 SITE Centers Corp 8
1,278 (b) SL Green Realty Corp 47
612 (b) Smartstop Self Storage REIT, Inc 19
3,739 STAG Industrial, Inc 135
3,928 Summit Hotel Properties, Inc 17
2,762 Sun Communities, Inc 348
284 Sunstone Hotel Investors, Inc 3
2,417 Tanger Factory Outlet Centers, Inc 82
2,271 Terreno Realty Corp 140
7,218 UDR, Inc 244
994 UMH Properties, Inc 14
294 Universal Health Realty Income Trust 12
69 Urban Edge Properties 1
9,540 Ventas, Inc 780
21,208 (d) VICI Properties, Inc 579
3,875 Vornado Realty Trust 101
14,052 (d) Welltower, Inc 2,778
16,339 Weyerhaeuser Co 399
1,293 Whitestone REIT 21
4,363 WP Carey, Inc 297
994 Xenia Hotels & Resorts, Inc 15
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 28,326
FINANCIAL SERVICES - 7.3%
4,468 (a) Acacia Research (Acacia Technologies) 21
545 Affiliated Managers Group, Inc 151
5,810 (a) Affirm Holdings, Inc 266
21,927 (b) AGNC Investment Corp 220
315 Alerus Financial Corp 7
6,029 Ally Financial, Inc 237
10,994 American Express Co 3,325
1,860 Ameriprise Financial, Inc 827
14,091 Annaly Capital Management, Inc 298
3,041 Apollo Commercial Real Estate Finance, Inc 32
8,540 Apollo Global Management, Inc 952
3,729 (b) Arbor Realty Trust, Inc 29
1,014 (b) Ares Commercial Real Estate Corp 5
4,114 Ares Management Corp 449
1,757 (a),(b) ARMOUR Residential REIT, Inc 29
94 Artisan Partners Asset Management, Inc 3
249 (a) Atlanticus Holdings Corp 13
437 (a),(b) Bakkt Holdings, Inc 3
620 Banco Latinoamericano de Exportaciones S.A. (Class E) 32
13,037 Bank of New York Mellon Corp 1,547
37,706 (a) Berkshire Hathaway, Inc 18,069

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
5,899 BGC Group, Inc $ 58
3,115 BlackRock, Inc 2,996
1,112 (b) Blackstone Mortgage Trust, Inc 21
15,287 Blackstone, Inc 1,758
10,829 (a) Block, Inc 652
13,329 (b) Blue Owl Capital, Inc 122
1,184 Bread Financial Holdings, Inc 89
111 Brightsphere Investment Group, Inc 6
3,033 (b) BrightSpire Capital, Inc 17
7,846 Brookfield Asset Management Ltd 349
643 (a) Bullish 23
4,774 (b) Burford Capital Ltd 22
1,278 Cannae Holdings, Inc 15
1,535 (a) Cantaloupe, Inc 17
12,527 Capital One Financial Corp 2,285
5,682 Carlyle Group, Inc 275
576 Cass Information Systems, Inc 25
2,088 Cboe Global Markets, Inc 587
34,124 Charles Schwab Corp 3,207
216 Chicago Atlantic Real Estate Finance, Inc 2
1,947 Chimera Investment Corp 24
2,359 (a) Claros Mortgage Trust, Inc 6
7,248 CME Group, Inc 2,141
602 Cohen & Steers, Inc 38
4,636 (a) Coinbase Global, Inc 809
1,463 (b) Compass Diversified Trust 12
5,247 Corebridge Financial, Inc 125
1,399 (a) Corpay, Inc 407
129 (a),(b) Credit Acceptance Corp 55
172 (a) Dave, Inc 30
118 Diamond Hill Investment Group, Inc 20
3,807 DigitalBridge Group, Inc 59
445 (a) Donnelley Financial Solutions, Inc 21
2,280 Dynex Capital, Inc 29
1,030 (b) Ellington Financial, Inc 12
215 Enact Holdings, Inc 9
553 (a) Encore Capital Group, Inc 39
613 (a) Enova International, Inc 83
6,115 Equitable Holdings, Inc 227
1,038 Essent Group Ltd 61
1,017 (a) Euronet Worldwide, Inc 68
809 Evercore Partners, Inc (Class A) 241
2,124 EVERTEC, Inc 60
830 Factset Research Systems, Inc 180
120 Federal Agricultural Mortgage Corp 18
10,914 Fidelity National Information Services, Inc 512
634 (a),(b) Figure Technology Solutions, Inc 22
848 FirstCash Holdings, Inc 159
11,475 (a) Fiserv, Inc 640
2,549 (a) Flywire Corp 30
621 (b) Franklin BSP Realty Trust, Inc 5
6,849 Franklin Resources, Inc 162
385 (a),(b) Freedom Holding Corp 56
559 GCM Grosvenor, Inc 5
5,035 Global Payments, Inc 339
6,026 Goldman Sachs Group, Inc 5,098
1,775 (a) Green Dot Corp 20
904 Hamilton Lane, Inc 90
2,171 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 80
1,184 Houlihan Lokey, Inc 170
9,264 Interactive Brokers Group, Inc (Class A) 621
11,810 Intercontinental Exchange, Inc 1,857

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
677 (a) International Money Express, Inc $ 11
7,952 Invesco Ltd 193
645 Invesco Mortgage Capital, Inc 5
1,648 Jack Henry & Associates, Inc 260
1,213 Jackson Financial, Inc 128
2,743 Janus Henderson Group plc 141
3,358 Jefferies Financial Group, Inc 139
1,077 Jefferson Capital, Inc 21
14,198 KKR & Co, Inc 1,313
933 (b) KKR Real Estate Finance Trust, Inc 6
2,645 Ladder Capital Corp 26
2,463 Lazard, Inc 105
2,865 (a) LendingClub Corp 41
334 (a) LendingTree, Inc 14
1,630 LPL Financial Holdings, Inc 490
688 Marex Group plc 31
603 MarketAxess Holdings, Inc 99
8,366 (a) Marqeta, Inc 34
16,383 Mastercard, Inc (Class A) 8,186
77 (b) Merchants Bancorp 3
2,348 MFA Financial, Inc 22
3,981 MGIC Investment Corp 105
520 (a) Miami International Holdings, Inc 20
1,603 Moelis & Co 91
3,132 Moody's Corp 1,366
23,178 Morgan Stanley 3,814
514 Morningstar, Inc 87
1,509 MSCI, Inc (Class A) 813
8,903 Nasdaq Stock Market, Inc 756
609 Navient Corp 5
1,078 (a) NCR Corp ATM 47
249 Nelnet, Inc (Class A) 32
619 (a) NerdWallet, Inc 6
2,274 (b) New York Mortgage Trust, Inc 17
156 (b) Nexpoint Real Estate Finance, Inc 2
1,313 (a) NMI Holdings, Inc 49
3,814 Northern Trust Corp 532
436 (a) Ocwen Financial Corp 17
1,635 OneMain Holdings, Inc 87
3,011 (a),(b) Open Lending Corp 4
651 (b) Orchid Island Capital, Inc 5
1,141 P10, Inc 8
3,836 (a) Pagseguro Digital Ltd 38
1,422 Patria Investments Ltd 18
5,249 (a) Payoneer Global, Inc 25
19,497 PayPal Holdings, Inc 882
1,007 (a),(b) Paysafe Ltd 7
750 PennyMac Financial Services, Inc 66
2,070 (a) PennyMac Mortgage Investment Trust 24
745 Perella Weinberg Partners 14
1,676 Piper Sandler Cos 128
473 PJT Partners, Inc 66
684 (a) PRA Group, Inc 12
750 PROG Holdings, Inc 22
2,308 Radian Group, Inc 76
3,096 Raymond James Financial, Inc 448
3,562 (b) Ready Capital Corp 6
2,761 (b) Redwood Trust, Inc 15
383 Regional Management Corp 12
3,564 (a) Remitly Global, Inc 56
2,014 (a) Repay Holdings Corp 5
8,392 (a) Rithm Capital Corp 80

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
15,146 (a) Robinhood Markets, Inc $ 1,050
20,026 (a) Rocket Cos, Inc 285
6,171 S&P Global, Inc 2,625
2,204 (a) Security National Financial Corp 21
2,308 SEI Investments Co 181
319 (a),(b) Sezzle, Inc 20
1,450 (a),(b) Shift4 Payments, Inc 63
175 Silvercrest Asset Management Group, Inc 2
4,674 SLM Corp 100
24,786 (a) SoFi Technologies, Inc 394
6,937 (b) Starwood Property Trust, Inc 119
5,784 State Street Corp 732
1,257 StepStone Group, Inc 60
3,276 Stifel Financial Corp 242
6,153 (a) StoneCo Ltd 87
1,416 (a) StoneX Group, Inc 114
87 SWK Holdings Corp 1
7,243 Synchrony Financial 493
4,565 T Rowe Price Group, Inc 411
9,750 (a) Toast, Inc 258
1,884 TPG RE Finance Trust, Inc 15
2,829 TPG, Inc 115
2,601 Tradeweb Markets, Inc 306
2,103 Two Harbors Investment Corp 24
1,821 (a),(b) Upstart Holdings, Inc 47
2,181 UWM Holdings Corp 8
705 (a) Velocity Financial, Inc 13
711 Victory Capital Holdings, Inc 47
1,980 Virtu Financial, Inc 87
76 (a) Virtus Investment Partners, Inc 10
34,316 Visa, Inc (Class A) 10,372
1,621 Voya Financial, Inc 111
771 Walker & Dunlop, Inc 34
1,032 (a) Waterstone Financial, Inc 19
5,640 (a),(b) Webull Corp 27
5,981 (b) Western Union Co 52
743 (a) WEX, Inc 114
2,601 (b) WisdomTree, Inc 38
160 (a) World Acceptance Corp 22
8,308 XP, Inc 158
TOTAL FINANCIAL SERVICES 93,689
FOOD, BEVERAGE & TOBACCO - 2.1%
129 (a) Alico, Inc 5
34,018 Altria Group, Inc 2,245
9,709 Archer-Daniels-Midland Co 706
1,674 B&G Foods, Inc (Class A) 8
206 (a) Boston Beer Co, Inc (Class A) 47
953 Brown-Forman Corp (Class A) 25
3,244 Brown-Forman Corp (Class B) 86
2,584 Bunge Global S.A. 329
583 Calavo Growers, Inc 15
993 Cal-Maine Foods, Inc 79
4,714 (b) Campbell Soup Co 105
3,595 (a) Celsius Holdings, Inc 128
79,083 Coca-Cola Co 6,014
1,095 Coca-Cola Consolidated Inc 210
5,933 ConAgra Brands, Inc 93
3,165 Constellation Brands, Inc (Class A) 475
3,422 (a) Darling International, Inc 212
614 Dole plc 9
493 Flowers Foods, Inc 4
1,252 (a),(b) Forafric Global plc 12

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
709 Fresh Del Monte Produce, Inc $ 28
1,117 (a) Freshpet, Inc 66
11,122 General Mills, Inc 414
2,641 (a),(b) Hain Celestial Group, Inc 2
2,976 Hershey Co 619
5,709 Hormel Foods Corp 129
1,157 Ingredion, Inc 130
308 J&J Snack Foods Corp 24
2,234 J.M. Smucker Co 215
368 (a) John B Sanfilippo & Son, Inc 29
26,585 Keurig Dr Pepper, Inc 700
16,984 Kraft Heinz Co 382
2,865 Lamb Weston Holdings, Inc 121
383 Lancaster Colony Corp 53
5,532 McCormick & Co, Inc 279
476 MGP Ingredients, Inc 9
684 (a),(b) Mission Produce, Inc 9
3,225 Molson Coors Brewing Co (Class B) 139
26,980 Mondelez International, Inc 1,555
13,933 (a) Monster Beverage Corp 1,010
607 (a) National Beverage Corp 20
27,857 PepsiCo, Inc 4,326
31,769 Philip Morris International, Inc 5,253
599 Pilgrim's Pride Corp 23
744 (a) Post Holdings, Inc 74
5,610 Primo Brands Corp 106
5 Seaboard Corp 28
226 (a) Seneca Foods Corp 34
2,221 (a) Simply Good Foods Co 32
539 (a) Smithfield Foods, Inc 15
2,448 (a) SunOpta, Inc 16
386 Tootsie Roll Industries, Inc 16
310 Turning Point Brands, Inc 27
5,567 Tyson Foods, Inc (Class A) 357
612 (a) Universal Corp 32
1,426 (a) Utz Brands, Inc 11
630 (a) Vita Coco Co, Inc 30
689 (a),(b) Vital Farms, Inc 10
TOTAL FOOD, BEVERAGE & TOBACCO 27,130
HEALTH CARE EQUIPMENT & SERVICES - 3.4%
35,455 Abbott Laboratories 3,640
1,988 (a) Acadia Healthcare Co, Inc 47
2,296 (a) AdaptHealth Corp 27
409 (a) Addus HomeCare Corp 38
295 (a) agilon health, Inc 2
1,498 (a) Align Technology, Inc 257
2,083 (a) Alignment Healthcare, Inc 37
2,458 (a) Alphatec Holdings, Inc 27
3,748 AmerisourceBergen Corp 1,177
986 (a) AMN Healthcare Services, Inc 18
1,310 (a) Angiodynamics, Inc 15
1,046 (a) Apollo Medical Holdings, Inc 26
1,229 (a) AtriCure, Inc 35
1,650 (a) Avanos Medical, Inc 23
1,345 (a) Aveanna Healthcare Holdings, Inc 9
1,009 (a) Axogen, Inc 33
9,523 Baxter International, Inc 160
6,067 Becton Dickinson & Co 954
887 (a),(b) Beta Bionics, Inc 9
1,241 (a),(b) Blade Air Mobility, Inc 5
30,444 (a) Boston Scientific Corp 1,910
2,442 (a) BrightSpring Health Services, Inc 104

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
6,211 (a) Brookdale Senior Living, Inc $ 85
4,663 (a) Butterfly Network, Inc 19
4,850 Cardinal Health, Inc 1,025
627 (a) Castle Biosciences, Inc 15
9,546 (a) Centene Corp 313
521 (a) Ceribell, Inc 10
3,092 (a) Certara, Inc 18
4,212 (a) Cerus Corp 8
312 Chemed Corp 118
5,404 Cigna Group 1,442
29 (a),(b) Claritev Corp 0 ^
8,725 (a),(b) Clover Health Investments Corp 15
1,218 Concentra Group Holdings Parent, Inc 26
671 Conmed Corp 24
4,011 (a) Cooper Cos, Inc 287
567 (a) Corvel Corp 31
1,273 (a),(b) Cross Country Healthcare, Inc 12
1,250 (a) CryoLife, Inc 46
25,421 CVS Health Corp 1,826
766 (a) DaVita, Inc 118
792 (a) Definitive Healthcare Corp 1
2,281 Dentsply Sirona, Inc 26
7,845 (a) DexCom, Inc 493
2,001 (a) DocGo, Inc 1
2,649 (a) Doximity, Inc 62
11,657 (a) Edwards Lifesciences Corp 934
4,632 Elevance Health, Inc 1,356
286 Embecta Corp 3
2,177 Encompass Health Corp 211
1,534 (a) Enhabit, Inc 22
1,154 (a) Enovis Corp 26
1,277 Ensign Group, Inc 257
3,894 (a) Envista Holdings Corp 99
2,165 (a) Evolent Health, Inc 5
604 (a) Fulgent Genetics, Inc 10
9,616 GE HealthCare Technologies, Inc 684
277 (a) GeneDx Holdings Corp 18
1,276 (a) Glaukos Corp 137
2,572 (a) Globus Medical, Inc 222
2,246 (a) Guardant Health, Inc 207
520 (a) Guardian Pharmacy Services, Inc 20
967 (a) Haemonetics Corp 55
3,318 HCA, Inc 1,570
1,262 (a),(b) Health Catalyst, Inc 2
1,571 (a) HealthEquity, Inc 131
9 HealthStream, Inc 0 ^
1,843 (a) Henry Schein, Inc 136
3,852 (a),(b) Hims & Hers Health, Inc 80
4,417 (a) Hologic, Inc 334
2,416 Humana, Inc 419
313 (a) ICU Medical, Inc 40
1,672 (a) IDEXX Laboratories, Inc 939
316 (a) Innovage Holding Corp 3
672 (a) Inogen, Inc 4
734 (a) Inspire Medical Systems, Inc 38
1,449 (a) Insulet Corp 304
638 (a),(b) Integer Holdings Corp 56
241 (a) Integra LifeSciences Holdings Corp 2
7,211 (a) Intuitive Surgical, Inc 3,324
402 iRadimed Corp 39
689 (a) iRhythm Technologies, Inc 81
390 (a),(b) Joint Corp 3

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,729 Labcorp Holdings, Inc $ 461
913 (a) Lantheus Holdings, Inc 69
562 LeMaitre Vascular, Inc 61
796 (a),(b) LifeMD, Inc 3
1,759 (a) LifeStance Health Group, Inc 11
874 (a) LivaNova plc 56
951 (a) Masimo Corp 169
2,527 McKesson Corp 2,187
6,734 (a) Medline, Inc 300
26,056 Medtronic plc 2,258
1,360 (a) Merit Medical Systems, Inc 94
1,041 (a) Molina Healthcare, Inc 139
1,138 (a),(b) Nano-X Imaging Ltd 3
212 National Healthcare Corp 34
357 National Research Corp 6
5,732 (a) Neogen Corp 53
3,250 (a) NeoGenomics, Inc 24
2,637 (a) Novocure Ltd 29
437 (a) Omnicell, Inc 15
13,300 (a) Opko Health, Inc 15
578 (a) OptimizeRx Corp 4
2,731 (a) Option Care Health, Inc 74
2,181 (a) OraSure Technologies, Inc 7
945 (a) Orthofix Medical, Inc 11
357 (a) OrthoPediatrics Corp 6
2,217 (a) Owens & Minor, Inc 5
593 (a) PACS Group, Inc 19
1,877 (a) Pediatrix Medical Group, Inc 40
942 (a) Pennant Group, Inc 29
780 (a) Penumbra, Inc 256
1,246 (a) Phreesia, Inc 10
2,886 (a) Privia Health Group, Inc 59
1,135 (a) PROCEPT BioRobotics Corp 28
1,851 (a) Progyny, Inc 31
711 (a) Pulmonx Corp 1
324 (a),(b) Pulse Biosciences, Inc 7
2,436 Quest Diagnostics, Inc 477
1,394 (a) QuidelOrtho Corp 23
1,510 (a) RadNet, Inc 84
2,918 Resmed, Inc 655
558 (a) RxSight, Inc 3
448 (a) Sanara Medtech, Inc 8
1,342 (a) Schrodinger, Inc 15
1,967 Select Medical Holdings Corp 32
815 (a) SI-BONE, Inc 10
414 Simulations Plus, Inc 5
3,032 (a) Solventum Corp 198
1,339 (a) STAAR Surgical Co 25
1,744 STERIS plc 386
7,095 Stryker Corp 2,331
1,791 (a),(b) Surgery Partners, Inc 21
468 (a) Tactile Systems Technology, Inc 12
1,480 (a) Tandem Diabetes Care, Inc 28
4,752 (a),(b) Teladoc Health, Inc 26
704 Teleflex, Inc 84
1,841 (a) Tenet Healthcare Corp 347
719 (a) TransMedics Group, Inc 71
803 (a),(b) Treace Medical Concepts, Inc 1
105 (a) UFP Technologies, Inc 20
18,569 UnitedHealth Group, Inc 5,025
1,085 Universal Health Services, Inc (Class B) 194
468 US Physical Therapy, Inc 35

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
149 Utah Medical Products, Inc $ 9
1,492 (a) Varex Imaging Corp 16
2,980 (a) Veeva Systems, Inc 523
1,971 (a) Waystar Holding Corp 48
4,327 Zimmer Biomet Holdings, Inc 391
TOTAL HEALTH CARE EQUIPMENT & SERVICES 44,022
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
2,778 (a) BellRing Brands, Inc 45
400 (a) Central Garden & Pet Co 15
1,114 (a) Central Garden and Pet Co (Class A) 36
1,128 (a) ChromaDex Corp 5
5,244 Church & Dwight Co, Inc 489
2,693 (a) Clorox Co 279
16,354 Colgate-Palmolive Co 1,394
9,161 (a) Coty, Inc 18
1,010 Edgewell Personal Care Co 21
1,083 (a) elf Beauty, Inc 66
952 (b) Energizer Holdings, Inc 16
5,074 Estee Lauder Cos (Class A) 364
622 (a) Herbalife Ltd 9
2,283 (a) Honest Co, Inc 7
345 Inter Parfums, Inc 31
38,758 Kenvue, Inc 668
6,579 Kimberly-Clark Corp 635
366 (a),(b) Medifast, Inc 4
537 (a) Nature's Sunshine Products, Inc 13
142 Nu Skin Enterprises, Inc (Class A) 1
214 (a) Oil-Dri Corp of America 14
3,350 (a) Olaplex Holdings, Inc 7
47,837 Procter & Gamble Co 6,910
1,260 Reynolds Consumer Products, Inc 27
637 Spectrum Brands Holdings, Inc 47
426 (a) USANA Health Sciences, Inc 7
292 (a) WD-40 Co 59
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,187
INSURANCE - 1.8%
9,330 Aflac, Inc 1,024
5,227 Allstate Corp 1,084
1,747 (a) AMBAC Financial Group, Inc 8
1,104 American Financial Group, Inc 141
1,028 American Integrity Insurance Group, Inc 20
10,984 American International Group, Inc 827
150 Amerisafe, Inc 5
4,302 Aon plc 1,389
7,128 (a) Arch Capital Group Ltd 684
1,129 Assurant, Inc 246
735 Assured Guaranty Ltd 60
1,127 Axis Capital Holdings Ltd 114
628 (a) Bowhead Specialty Holdings, Inc 14
1,131 (a) Brighthouse Financial, Inc 68
5,977 Brown & Brown, Inc 390
1,510 (a),(b) BRP Group, Inc 33
7,400 Chubb Ltd 2,412
3,366 Cincinnati Financial Corp 530
2,521 (a),(b) Citizens, Inc (Class A) 13
125 (b) CNA Financial Corp 6
2,401 CNO Financial Group, Inc 99
3,475 Crawford & Co 35
406 Donegal Group, Inc (Class A) 7
1,449 Employers Holdings, Inc 60
798 Everest Re Group Ltd 261
814 F&G Annuities & Life, Inc 21

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
1,154 Fidelis Insurance Holdings Ltd $ 22
5,313 Fidelity National Financial, Inc 246
1,939 First American Financial Corp 117
5,297 Gallagher (Arthur J.) & Co 1,147
9,101 (a) Genworth Financial, Inc (Class A) 74
1,548 Globe Life, Inc 215
1,239 (a),(b) GoHealth, Inc 2
512 (a) Goosehead Insurance, Inc 22
621 (a) Greenlight Capital Re Ltd (Class A) 11
875 Hamilton Insurance Group Ltd 26
684 Hanover Insurance Group, Inc 119
5,451 Hartford Financial Services Group, Inc 737
185 HCI Group, Inc 29
484 (a) Heritage Insurance Holdings, Inc 13
348 (a) Hippo Holdings, Inc 9
624 Horace Mann Educators Corp 27
62 Investors Title Co 13
865 James River Group Holdings, Inc 5
1,623 Kemper Corp 50
404 (a),(b) Kingsway Financial Services, Inc 4
459 Kinsale Capital Group, Inc 157
1,146 (a) Lemonade, Inc 72
2,535 Lincoln National Corp 90
3,343 Loews Corp 357
251 (a) Markel Corp 480
9,962 Marsh & McLennan Cos, Inc 1,728
2,049 (a) MBIA, Inc 12
284 Mercury General Corp 25
11,317 Metlife, Inc 800
394 (a) NI Holdings, Inc 5
4,224 Old Republic International Corp 169
3,765 (a) Oscar Health, Inc 43
682 (a) Palomar Holdings, Inc 81
720 Primerica, Inc 180
4,852 Principal Financial Group 437
405 (a) ProAssurance Corp 10
11,983 Progressive Corp 2,375
7,293 Prudential Financial, Inc 712
1,295 Reinsurance Group of America, Inc (Class A) 264
804 RenaissanceRe Holdings Ltd 239
2,043 RLI Corp 116
230 (a) Root, Inc 10
2,077 Ryan Specialty Holdings, Inc 70
192 Safety Insurance Group, Inc 14
758 Selective Insurance Group, Inc 57
3,622 (a) Selectquote, Inc 2
289 (a) SiriusPoint Ltd 6
648 (a) Skyward Specialty Insurance Group, Inc 28
784 (a) Slide Insurance Holdings, Inc 14
601 Stewart Information Services Corp 37
1,255 Tiptree, Inc 21
4,372 Travelers Cos, Inc 1,275
802 (a),(b) Trupanion, Inc 21
844 United Fire Group, Inc 31
551 Universal Insurance Holdings, Inc 19
3,824 Unum Group 279
4,104 W.R. Berkley Corp 272
54 White Mountains Insurance Group Ltd 119
1,982 Willis Towers Watson plc 576
TOTAL INSURANCE 23,642
MATERIALS - 2.5%
889 AdvanSix, Inc 22

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
4,515 (a) Air Products & Chemicals, Inc $ 1,312
2,404 Albemarle Corp 432
5,646 Alcoa Corp 374
82 (a) Alpha Metallurgical Resources, Inc 17
8,786 Amcor plc 349
1,143 (a) American Vanguard Corp 3
10,359 AngloGold Ashanti PLC 1,009
1,387 Aptargroup, Inc 175
4,201 Ardagh Metal Packaging S.A. 17
1,022 Ashland, Inc 57
1,604 (a),(b) ASP Isotopes, Inc 7
1,916 (a) Aspen Aerogels, Inc 7
1,700 Avery Dennison Corp 294
2,152 Avient Corp 78
4,706 (a) Axalta Coating Systems Ltd 130
794 Balchem Corp 135
5,250 Ball Corp 310
901 Cabot Corp 68
1,082 (a),(b) Caledonia Mining Corp plc 24
1,600 Celanese Corp (Series A) 105
1,274 (a) Century Aluminum Co 75
3,217 CF Industries Holdings, Inc 418
3,126 Chemours Co 69
623 (a) Clearwater Paper Corp 9
9,729 (a) Cleveland-Cliffs, Inc 82
20,623 (a) Coeur Mining, Inc 387
2,747 Commercial Metals Co 169
1,021 (a) Compass Minerals International, Inc 24
2,037 (a) Constellium SE 50
99 (a),(b) Contango ORE, Inc 2
13,912 Corteva, Inc 1,165
14,055 CRH plc 1,477
1,287 (a),(b) Critical Metals Corp 10
2,190 Crown Holdings, Inc 220
14,842 Dow, Inc 618
8,869 DuPont de Nemours, Inc 406
734 Eagle Materials, Inc 139
2,505 Eastman Chemical Co 191
5,216 Ecolab, Inc 1,388
890 (a) Ecovyst, Inc 11
4,374 Element Solutions, Inc 149
3,134 FMC Corp 54
29,673 Freeport-McMoRan, Inc (Class B) 1,744
4,701 Graphic Packaging Holding Co 47
563 Greif, Inc (Class A) 38
203 Greif, Inc (Class B) 18
1,239 H.B. Fuller Co 76
461 Hawkins, Inc 71
12,993 Hecla Mining Co 242
3,500 (b) Huntsman Corp 47
484 (a) Idaho Strategic Resources, Inc 15
915 (a) Ingevity Corp 65
586 Innospec, Inc 43
4,952 International Flavors & Fragrances, Inc 359
11,453 International Paper Co 409
362 (a) Intrepid Potash, Inc 15
1,480 (a) Ivanhoe Electric, Inc 17
3,081 (a) James Hardie Industries plc 58
381 Kaiser Aluminum Corp 46
1,339 (a) Knife River Corp 109
850 Koppers Holdings, Inc 33
893 Kronos Worldwide, Inc 6

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
9,528 Linde plc $ 4,724
1,438 Louisiana-Pacific Corp 105
952 (a) LSB Industries, Inc 14
5,091 LyondellBasell Industries NV 410
1,057 Martin Marietta Materials, Inc 622
467 Materion Corp 68
689 Minerals Technologies, Inc 49
6,770 (a) Mosaic Co 173
2,470 (a),(b) MP Materials Corp 119
871 Myers Industries, Inc 18
126 NewMarket Corp 81
22,437 Newmont Goldcorp Corp 2,429
3,115 (a) NioCorp Developments Ltd 14
5,415 (a) Novagold Resources, Inc 49
4,298 Nucor Corp 727
3,476 (a) O-I Glass, Inc 36
2,933 Olin Corp 87
2,087 Orion S.A. 14
1,321 Packaging Corp of America 280
2,133 (a) Perimeter Solutions, Inc 52
995 (a) Perpetua Resources Corp 28
3,775 PPG Industries, Inc 403
2,935 (a),(b) PureCycle Technologies, Inc 15
182 Quaker Chemical Corp 23
646 (a) Ramaco Resources, Inc 10
821 (a) Ranpak Holdings Corp 3
1,744 (a) Rayonier Advanced Materials, Inc 19
1,067 Reliance Steel & Aluminum Co 324
1,729 Royal Gold, Inc 440
2,679 RPM International, Inc 266
1,267 Ryerson Holding Corp 28
1,637 Schweitzer-Mauduit International, Inc 14
1,293 Scotts Miracle-Gro Co (Class A) 79
2,764 Sealed Air Corp 116
1,015 Sensient Technologies Corp 88
4,753 Sherwin-Williams Co 1,524
1,920 Silgan Holdings, Inc 74
10,546 Smurfit WestRock plc 420
3,348 Solstice Advanced Materials, Inc 255
2,322 Sonoco Products Co 126
1,582 Southern Copper Corp 272
3,190 (a) SSR Mining, Inc 94
2,620 Steel Dynamics, Inc 472
479 Stepan Co 24
2,524 SunCoke Energy, Inc 16
123 (a) Sylvamo Corp 5
1,535 (a) TimkenSteel Corp 25
1,164 (a) Tredegar Corp 9
361 Trimas Corp 13
2,830 Tronox Holdings plc 28
330 United States Lime & Minerals, Inc 43
2,431 (a),(b) US Antimony Corp 21
1,909 (a),(b) USA Rare Earth, Inc 29
2,651 Vulcan Materials Co 722
1,235 Warrior Met Coal, Inc 115
532 Westlake Chemical Corp 62
858 Worthington Steel, Inc 26
TOTAL MATERIALS 31,798
MEDIA & ENTERTAINMENT - 8.7%
70 (a),(b) Advantage Solutions, Inc 1
96,554 Alphabet, Inc 27,697
118,583 Alphabet, Inc (Class A) 34,100

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
5,652 (a) Altice USA, Inc $ 7
6,627 (a) AMC Entertainment Holdings, Inc 6
921 (a) AMC Networks, Inc 6
1,202 (a) Angi, Inc 8
665 (a) Atlanta Braves Holdings, Inc 28
428 (a),(b) Atlanta Braves Holdings, Inc 20
353 (a) Boston Omaha Corp 4
2,348 (a) Bumble, Inc 8
52 Cable One, Inc 5
1,394 (a) Cargurus, Inc 47
2,223 (a) Cars.com, Inc 18
1,677 (a) Charter Communications, Inc 362
2,354 Cinemark Holdings, Inc 67
73,423 Comcast Corp (Class A) 2,108
46 (a) Daily Journal Corp 22
3,008 (a) DoubleVerify Holdings, Inc 29
2,576 (a) EchoStar Corp (Class A) 302
5,086 Electronic Arts, Inc 1,037
2,637 Entravision Communications Corp (Class A) 8
452 (a) EverQuote, Inc 7
4,226 Fox Corp (Class A) 247
2,915 Fox Corp (Class B) 155
607 (a),(b) fuboTV, Inc 6
4,050 (a) Gannett Co, Inc 29
2,117 Gray Television, Inc 9
828 (a),(b) Grindr, Inc 10
1,501 (a) IAC, Inc 60
405 (a),(b) Ibotta, Inc 12
936 (a) IMAX Corp 36
599 (a) John Wiley & Sons, Inc (Class A) 23
2,066 (a) Liberty Broadband Corp 104
337 (a) Liberty Broadband Corp (Class A) 17
495 (a) Liberty Media Corp-Liberty Formula One (Class A) 39
4,440 (a) Liberty Media Corp-Liberty Formula One (Class C) 377
4,146 (a) Lionsgate Studios Corp 40
3,273 (a) Live Nation, Inc 499
832 (a) Madison Square Garden Entertainment Corp 49
352 (a) Madison Square Garden Sports Corp 113
3,683 (a) Magnite, Inc 44
736 Marcus Corp 13
5,361 Match Group, Inc 165
494 (a) MediaAlpha, Inc 5
44,542 Meta Platforms, Inc 25,484
2,069 National CineMedia, Inc 6
86,473 (a) Netflix, Inc 8,314
2,979 New York Times Co (Class A) 249
7,913 News Corp (Class A) 197
1,917 News Corp (Class B) 55
616 Nexstar Media Group, Inc 111
3,861 (a) Nextdoor Holdings, Inc 5
1,212 (a) NIQ Global Intelligence PLC 14
6,649 Omnicom Group, Inc 501
11,599 (a) Pinterest, Inc 213
2,020 (a) Playstudios, Inc 1
2,676 Playtika Holding Corp 7
1,094 (a) PubMatic, Inc 9
1,192 (a) QuinStreet, Inc 14
2,436 (a) Reddit, Inc 328
12,989 (a) ROBLOX Corp 735
2,816 (a) Roku, Inc 266
1,703 (a),(b) Rumble, Inc 9
1,096 (b) Scholastic Corp 43

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
719 (b) Shutterstock, Inc $ 12
132 Sinclair, Inc 2
2,111 Sirius XM Holdings, Inc 49
455 (a) Sphere Entertainment Co 53
3,198 (a) Spotify Technology S.A. 1,551
1,585 (a),(b) Stagwell, Inc 10
403 (a) Starz Entertainment Corp 5
3,737 (a) Take-Two Interactive Software, Inc 738
708 (a) TechTarget, Inc 3
612 (a) Thryv Holdings, Inc 2
1,503 TKO Group Holdings, Inc 303
2,932 (a) TripAdvisor, Inc 31
3,797 (a) Trump Media & Technology Group Corp 35
3,009 (a) Versant Media Group, Inc 111
36,206 Walt Disney Co 3,489
48,297 (a) Warner Bros Discovery, Inc 1,326
1,062 (a) Yelp, Inc 26
323 (a) Ziff Davis, Inc 14
1,977 (a),(b) ZipRecruiter, Inc 4
7,616 (a),(b) ZoomInfo Technologies, Inc 46
TOTAL MEDIA & ENTERTAINMENT 112,320
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
2,501 (a) 10X Genomics, Inc 53
524 (a) 4D Molecular Therapeutics, Inc 5
36,166 AbbVie, Inc 7,866
2,591 (a) Acadia Pharmaceuticals, Inc 58
3,224 (a) Adaptive Biotechnologies Corp 45
988 (a) ADC Therapeutics S.A. 4
4,828 (a) ADMA Biologics, Inc 43
5,896 Agilent Technologies, Inc 672
1,033 (a) Agios Pharmaceuticals, Inc 35
5,405 (a) Akebia Therapeutics, Inc 8
1,504 (a) Alector, Inc 3
3,121 (a) Alkermes plc 110
2,417 (a) Allogene Therapeutics, Inc 6
2,661 (a) Alnylam Pharmaceuticals, Inc 880
1,340 (a) Altimmune, Inc 4
1,423 (a) Alumis, Inc 31
10,984 Amgen, Inc 3,865
5,333 (a) Amicus Therapeutics, Inc 77
2,888 (a) Amneal Pharmaceuticals, Inc 36
766 (a) Amphastar Pharmaceuticals, Inc 15
1,192 (a) Amylyx Pharmaceuticals, Inc 17
679 (a) AnaptysBio, Inc 38
1,840 (a),(b) Anavex Life Sciences Corp 6
292 (a) ANI Pharmaceuticals, Inc 22
566 (a) Anika Therapeutics, Inc 8
612 (a) Annexon, Inc 3
2,514 (a) Apellis Pharmaceuticals, Inc 101
327 (a) Apogee Therapeutics, Inc 28
2,291 (a) Arbutus Biopharma Corp 10
798 (a) Arcellx, Inc 92
625 (a),(b) Arcturus Therapeutics Holdings, Inc 5
1,321 (a) Arcus Biosciences, Inc 29
2,006 (a) Arcutis Biotherapeutics, Inc 47
5,648 (a) Ardelyx, Inc 34
873 (a) ArriVent Biopharma, Inc 20
2,750 (a) Arrowhead Pharmaceuticals, Inc 172
998 (a),(b) ARS Pharmaceuticals, Inc 8
1,292 (a) Arvinas, Inc 14
1,878 (a) Atea Pharmaceuticals, Inc 10
183 (a) Atrium Therapeutics, Inc 2

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,910 (a),(b) aTyr Pharma, Inc $ 1
478 (a) Aura Biosciences, Inc 3
3,648 (a) Aurinia Pharmaceuticals, Inc 54
14,435 (a) Avantor, Inc 113
854 (a) Axsome Therapeutics, Inc 144
1,758 (a) Beam Therapeutics, Inc 42
6,933 (a) BioCryst Pharmaceuticals, Inc 66
2,989 (a) Biogen, Inc 548
1,812 (a) Biohaven Ltd 15
681 (a) BioLife Solutions, Inc 13
4,154 (a) BioMarin Pharmaceutical, Inc 235
425 (a) Bio-Rad Laboratories, Inc (Class A) 118
3,426 Bio-Techne Corp 179
3,248 (a) Bridgebio Pharma, Inc 241
41,614 Bristol-Myers Squibb Co 2,524
894 (a) Brooks Automation, Inc 19
2,425 Bruker BioSciences Corp 88
886 (a) Capricor Therapeutics, Inc 27
1,462 (a) CareDx, Inc 25
2,019 (a),(b) Caris Life Sciences, Inc 36
2,496 (a) Catalyst Pharmaceuticals, Inc 62
662 (a) Celcuity, Inc 76
1,296 (a) Celldex Therapeutics, Inc 41
1,397 (a) CG oncology, Inc 95
1,066 (a) Charles River Laboratories International, Inc 184
1,163 (a),(c) Chinook Therapeutics, Inc 0 ^
1,647 (a) Codexis, Inc 3
2,721 (a) Cogent Biosciences, Inc 105
877 (a) Collegium Pharmaceutical, Inc 29
2,680 (a) Compass Therapeutics, Inc 14
2,053 (a) Corcept Therapeutics, Inc 83
1,679 (a),(b) CorMedix, Inc 11
1,196 (a) Corvus Pharmaceuticals, Inc 17
1,406 (a) Crinetics Pharmaceuticals, Inc 51
1,789 (a),(b) CRISPR Therapeutics AG. 85
1,192 (a) CryoPort, Inc 10
660 (a) Cullinan Oncology, Inc 9
3,007 (a) Cytek Biosciences, Inc 13
2,661 (a) Cytokinetics, Inc 175
12,858 Danaher Corp 2,438
731 (a) Day One Biopharmaceuticals, Inc 16
1,628 (a) Definium Therapeutics, Inc 31
2,697 (a) Denali Therapeutics, Inc 52
890 (a) Design Therapeutics, Inc 9
472 (a) Disc Medicine, Inc 30
1,929 (a) Dyne Therapeutics, Inc 35
1,694 (a) Edgewise Therapeutics, Inc 53
2,042 (a) Editas Medicine, Inc 5
10,064 (a) Elanco Animal Health, Inc 241
16,347 Eli Lilly & Co 15,035
648 (a) Enanta Pharmaceuticals, Inc 8
619 (a) Enliven Therapeutics, Inc 24
66 (a) Entrada Therapeutics, Inc 1
2,249 (a) Erasca, Inc 36
2,102 (a),(b) Esperion Thereapeutics, Inc 6
843 (a) Eton Pharmaceuticals, Inc 21
702 (a) Evolus, Inc 3
5,109 (a) Exelixis, Inc 219
690 (a) EyePoint Pharmaceuticals, Inc 9
2,368 (a) Fate Therapeutics, Inc 3
1,545 (a),(b) Fennec Pharmaceuticals, Inc 9
6,445 (a) Fluidigm Corp 6

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
505 (a) Foghorn Therapeutics, Inc $ 2
2,432 (a) Fortrea Holdings, Inc 23
12,566 (a) Geron Corp 19
25,505 Gilead Sciences, Inc 3,555
677 (a) GRAIL, Inc 35
2,474 (a) Halozyme Therapeutics, Inc 160
588 (a) Harmony Biosciences Holdings, Inc 16
690 (a),(b) Harrow Health, Inc 24
1,780 (a) Ideaya Biosciences, Inc 59
3,457 (a) Illumina, Inc 426
3,364 (a),(b) ImmunityBio, Inc 26
1,224 (a) Immunome, Inc 27
1,107 (a) Immunovant, Inc 27
3,604 (a) Incyte Corp 339
2,622 (a) Indivior Pharmaceuticals, Inc 80
203 (a),(b) Inhibrx Biosciences, Inc 14
813 (a),(c) Inhibrx, Inc 1
1,343 (a) Innoviva, Inc 31
4,350 (a) Insmed, Inc 711
2,093 (a) Intellia Therapeutics, Inc 27
3,279 (a) Ionis Pharmaceuticals, Inc 246
7,077 (a) Iovance Biotherapeutics, Inc 25
3,600 (a) IQVIA Holdings, Inc 614
4,179 (a) Ironwood Pharmaceuticals, Inc 15
845 Jade Biosciences, Inc 12
851 (a) Janux Therapeutics, Inc 12
1,189 (a) Jazz Pharmaceuticals plc 225
49,118 Johnson & Johnson 12,006
487 (a),(b) KalVista Pharmaceuticals, Inc 10
333 (a) Keros Therapeutics, Inc 4
988 (a) Kodiak Sciences, Inc 38
486 (a) Krystal Biotech, Inc 126
1,654 (a) Kura Oncology, Inc 13
969 (a) Kymera Therapeutics, Inc 81
391 (a),(b) LENZ Therapeutics, Inc 4
484 (a) Ligand Pharmaceuticals, Inc (Class B) 97
1,283 (a) Liquidia Corp 48
341 (a) Madrigal Pharmaceuticals, Inc 178
569 (a) Magenta Therapeutics, Inc 48
7,710 (a) MannKind Corp 19
3,088 (a) Maravai LifeSciences Holdings, Inc 9
2,546 (a) MaxCyte, Inc 2
368 (a) Maze Therapeutics, Inc 11
543 (a),(b) MBX Biosciences, Inc 16
499 (a) Medpace Holdings, Inc 240
548 (a) MeiraGTx Holdings plc 5
50,725 Merck & Co, Inc 6,102
126 Mesa Laboratories, Inc 11
426 (a) Mettler-Toledo International, Inc 537
3,231 (a) MiMedx Group, Inc 13
493 (a) Mineralys Therapeutics, Inc 13
940 (a) Mirum Pharmaceuticals, Inc 87
7,760 (a) Moderna, Inc 394
213 (a) Monte Rosa Therapeutics, Inc 3
2,502 (a) Myriad Genetics, Inc 11
2,637 (a) Natera, Inc 527
1,956 (a) Neurocrine Biosciences, Inc 258
881 (a) Nkarta, Inc 2
3,954 (a),(b) Novavax, Inc 32
1,379 (a) Nurix Therapeutics, Inc 21
786 (a) Nuvalent, Inc 81
4,458 (a) Nuvation Bio, Inc 19

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,032 (a) Ocular Therapeutix, Inc $ 17
685 (a) Olema Pharmaceuticals, Inc 10
296 (a),(b) Omeros Corp 3
183 (a),(c) OmniAb Operations, Inc 0 ^
183 (a),(c) OmniAb Operations, Inc 0 ^
2,376 (a) OmniAb, Inc 4
1,103 (a) Organogenesis Holdings, Inc 3
5,283 Organon & Co 32
1,309 (a) ORIC Pharmaceuticals, Inc 17
672 (a) Oruka Therapeutics, Inc 33
1,343 (a) Pacira BioSciences, Inc 30
102 (a),(b) Palvella Therapeutics, Inc 13
2,625 PerkinElmer, Inc 230
1,727 Perrigo Co plc 19
282 (a) Perspective Therapeutics, Inc 1
115,860 Pfizer, Inc 3,253
575 (a),(b) Phathom Pharmaceuticals, Inc 6
720 Phibro Animal Health Corp 40
411 (a) Praxis Precision Medicines, Inc 132
2,435 (a),(b) Precigen, Inc 9
998 (a) Prestige Consumer Healthcare, Inc. 59
1,074 (a),(b) Prime Medicine, Inc 4
1,206 (a) Protagonist Therapeutics, Inc 127
1,011 (a) Prothena Corp plc 10
1,680 (a) PTC Therapeutics, Inc 114
4,423 QIAGEN NV 177
914 (a) Quanterix Corp 3
2,497 (a),(b) Quantum-Si, Inc 2
501 (a) Rapport Therapeutics, Inc 16
5,158 (a),(b) Recursion Pharmaceuticals, Inc 16
2,108 Regeneron Pharmaceuticals, Inc 1,629
1,062 (a) REGENXBIO, Inc 9
2,088 (a) Relay Therapeutics, Inc 21
1,154 (a) Repligen Corp 136
3,678 (a) REVOLUTION Medicines, Inc 358
952 (a) Rhythm Pharmaceuticals, Inc 83
332 (a) Rigel Pharmaceuticals, Inc 9
1,412 (a) Rocket Pharmaceuticals, Inc 5
9,510 (a) Roivant Sciences Ltd 263
7,366 Royalty Pharma plc 353
2,386 (a),(b) Sana Biotechnology, Inc 7
2,126 (a) Sarepta Therapeutics, Inc 46
2,292 (a) Savara, Inc 13
1,423 (a) Scholar Rock Holding Corp 70
3,317 (a),(b) SELLAS Life Sciences Group, Inc 14
1,913 (a) SIGA Technologies, Inc 10
362 (a) Sionna Therapeutics, Inc 14
869 (a) Soleno Therapeutics, Inc 29
5,510 (a) Sotera Health Co 79
830 (a) Spyre Therapeutics, Inc 42
519 (a) Stoke Therapeutics, Inc 17
2,552 (a),(b) Summit Therapeutics, Inc 48
796 (a) Supernus Pharmaceuticals, Inc 41
1,544 (a) Syndax Pharmaceuticals, Inc 36
1,233 (a) Tango Therapeutics, Inc 26
457 (a) Tarsus Pharmaceuticals, Inc 32
1,021 (a) Taysha Gene Therapies, Inc 5
1,798 (a),(b) Tempus AI, Inc 81
1,955 (a) Terns Pharmaceuticals, Inc 103
3,139 (a) TG Therapeutics, Inc 104
1,625 (a) Theravance Biopharma, Inc 26
7,771 Thermo Fisher Scientific, Inc 3,820

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,469 (a) Travere Therapeutics, Inc $ 44
1,838 (a),(b) Trevi Therapeutics, Inc 22
1,447 (a) Twist Bioscience Corp 69
649 (a) Tyra Biosciences, Inc 25
1,912 (a) Ultragenyx Pharmaceutical, Inc 40
846 (a) United Therapeutics Corp 502
599 (a) Upstream Bio, Inc 5
525 (a),(b) UroGen Pharma Ltd 9
1,691 (a) Vanda Pharmaceuticals, Inc 12
2,816 (a) Vaxcyte, Inc 164
1,060 (a) Vera Therapeutics, Inc 43
1,983 (a) Veracyte, Inc 64
1,345 (a) Vericel Corp 43
5,181 (a) Vertex Pharmaceuticals, Inc 2,314
21,436 Viatris, Inc 290
2,550 (a) Viking Therapeutics, Inc 83
1,798 (a) Vir Biotechnology, Inc 16
699 (a) Viridian Therapeutics, Inc 14
842 (a) Voyager Therapeutics, Inc 3
2,132 (a) Waters Corp 635
1,512 (a) WaVe Life Sciences Ltd 11
1,564 West Pharmaceutical Services, Inc 392
1,460 (a) Xencor, Inc 18
1,642 (a) Xenon Pharmaceuticals, Inc 95
3,592 (a) Xeris Biopharma Holdings, Inc 21
527 (a) XOMA Corp 17
1,687 (a) Zevra Therapeutics, Inc 16
9,005 Zoetis, Inc 1,064
1,416 (a) Zymeworks, Inc 35
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 84,118
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,201 (a),(b) American Realty Investors, Inc 19
6,057 (a) CBRE Group, Inc 820
11,951 (a) Compass, Inc 87
8,873 (a) CoStar Group, Inc 358
3,593 (a) Cushman & Wakefield Ltd 44
1,858 (b) eXp World Holdings, Inc 11
400 (a) Forestar Group, Inc 10
618 (a) FRP Holdings, Inc 14
418 (a) Howard Hughes Holdings, Inc 26
886 (a) Jones Lang LaSalle, Inc 270
2,815 Kennedy-Wilson Holdings, Inc 30
569 Marcus & Millichap, Inc 15
187 (a) Maui Land & Pineapple Co, Inc 3
1,819 Newmark Group, Inc 27
732 (a) Re/Max Holdings, Inc 4
2,849 (a) Real Brokerage, Inc 7
283 RMR Group, Inc 4
46 (a),(b) Seaport Entertainment Group, Inc 1
820 St. Joe Co 52
134 (a) Stratus Properties, Inc 4
834 (a) Tejon Ranch Co 16
1,079 (a) Zillow Group, Inc (Class A) 45
3,355 (a) Zillow Group, Inc (Class C) 139
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,006
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.9%
1,170 (a) ACM Research, Inc 46
32,833 (a) Advanced Micro Devices, Inc 6,679
686 (a),(b) Aehr Test Systems 25
2,689 (a) Allegro MicroSystems, Inc 85
844 (a) Alpha & Omega Semiconductor Ltd 19
765 (a) Ambarella, Inc 39

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
2,094 Amkor Technology, Inc $ 94
9,932 Analog Devices, Inc 3,160
16,188 Applied Materials, Inc 5,533
2,650 (a) Astera Labs, Inc 290
865 (a) Axcelis Technologies, Inc 80
94,217 Broadcom, Inc 29,161
839 (a) Ceva, Inc 16
1,022 (a) Cirrus Logic, Inc 148
1,495 (a) Cohu, Inc 46
3,050 (a) Credo Technology Group Holding Ltd 286
993 (a) Diodes, Inc 68
1,892 (a) Enphase Energy, Inc 71
3,205 Entegris, Inc 376
2,041 (a) First Solar, Inc 403
1,470 (a) Formfactor, Inc 143
2,419 (a) GLOBALFOUNDRIES, Inc 108
660 (a) Ichor Holdings Ltd 31
551 (a) Impinj, Inc 57
2,443 (a),(b) indie Semiconductor, Inc 8
90,533 (a) Intel Corp 3,995
2,698 KLA Corp 3,973
1,055 Kulicke & Soffa Industries, Inc 69
25,739 Lam Research Corp 5,499
2,808 (a) Lattice Semiconductor Corp 260
1,381 (a) MACOM Technology Solutions Holdings, Inc 307
17,532 Marvell Technology, Inc 1,736
2,280 (a) MaxLinear, Inc 40
10,772 Microchip Technology, Inc 696
22,786 Micron Technology, Inc 7,698
1,304 MKS Instruments, Inc 300
940 Monolithic Power Systems, Inc 1,028
2,707 (a),(b) Navitas Semiconductor Corp 24
127 (b) NVE Corp 8
477,445 Nvidia Corp 83,266
8,465 (a) ON Semiconductor Corp 524
978 (a) Onto Innovation, Inc 200
32 (a) PDF Solutions, Inc 1
988 (a) Penguin Solutions, Inc 17
1,304 (a) Photronics, Inc 53
1,334 Power Integrations, Inc 68
4,434 Qnity Electronics, Inc 512
1,289 (a) Qorvo, Inc 100
21,766 QUALCOMM, Inc 2,803
2,333 (a) Rambus, Inc 201
6,127 (a) Rigetti Computing, Inc 86
1,701 (a) Semtech Corp 131
698 (a) Silicon Laboratories, Inc 145
434 (a) SiTime Corp 150
624 (a) SkyWater Technology, Inc 17
3,349 Skyworks Solutions, Inc 179
843 (a) Synaptics, Inc 59
3,262 Teradyne, Inc 967
18,439 Texas Instruments, Inc 3,580
1,266 (a) Ultra Clean Holdings 79
1,018 Universal Display Corp 93
1,051 (a) Veeco Instruments, Inc 36
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 165,872
SOFTWARE & SERVICES - 8.9%
3,462 (a) 8x8, Inc 6
109 A10 Networks, Inc 3
12,552 Accenture plc 2,489
2,392 (a) ACI Worldwide, Inc 98

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
2,653 Adeia, Inc $ 64
8,383 (a) Adobe, Inc 2,038
410 (a) Agilysys, Inc 29
2,862 (a) Akamai Technologies, Inc 329
791 (a) Alarm.com Holdings, Inc 34
1,475 (a),(b) Alkami Technology, Inc 23
1,906 Amdocs Ltd 124
1,464 (a) Amplitude, Inc 10
429 (a) Appfolio, Inc 68
1,178 (a) Appian Corp 28
4,527 (a) Applied Digital Corp 107
4,856 (a) AppLovin Corp 1,933
2,178 (a) Asana, Inc 14
1,075 (a) ASGN, Inc 42
3,407 (a) Atlassian Corp Ltd 233
20,031 (a),(b) Aurora Innovation, Inc 83
4,326 (a) Autodesk, Inc 1,036
2,977 (a) AvePoint, Inc 28
1,608 (a) Backblaze, Inc 6
3,363 (b) Bentley Systems, Inc 118
4,737 (a),(b) BigBear.ai Holdings, Inc 17
1,735 (a) BigCommerce Holdings, Inc 5
1,788 (a) BILL Holdings, Inc 68
6,122 (a),(b) Bit Digital, Inc 8
1,941 (a),(b) Bitdeer Technologies Group 17
976 (a) Blackbaud, Inc 38
1,140 (a) BlackLine, Inc 42
5,255 (a) Blend Labs, Inc 9
3,187 (a) Box, Inc 75
1,650 (a) Braze, Inc 39
2,618 (a),(b) C3.ai, Inc 22
5,480 (a) Cadence Design Systems, Inc 1,523
10,087 (a) CCC Intelligent Solutions Holdings, Inc 61
1,164 (a) Cerence, Inc 7
5,263 (a),(b) Cipher Mining, Inc 68
2,319 (a) Circle Internet Group, Inc 221
4,418 (a),(b) Cleanspark, Inc 38
1,700 Clear Secure, Inc 82
5,335 (a) Clearwater Analytics Holdings, Inc 126
6,369 (a) Cloudflare, Inc 1,314
9,899 Cognizant Technology Solutions Corp (Class A) 607
918 (a) Commvault Systems, Inc 72
415 (a) Consensus Cloud Solutions, Inc 10
5,969 (a),(b) Core Scientific, Inc 89
5,014 (a) Crowdstrike Holdings, Inc 1,958
713 (a) CS Disco, Inc 3
6,489 (a) Datadog, Inc 766
574 (a),(b) Digimarc Corp 3
2,598 (a),(b) Digital Turbine, Inc 7
1,349 (a),(b) DigitalOcean Holdings, Inc 116
3,873 (a) DocuSign, Inc 184
1,364 Dolby Laboratories, Inc (Class A) 82
816 (a) Domo, Inc 2
3,007 (a) Dropbox, Inc 68
6,236 (a),(b) D-Wave Quantum, Inc 90
3,422 (a) DXC Technology Co 43
6,245 (a) Dynatrace, Inc 231
648 (a) eGain Corp 5
1,802 (a) Elastic NV 90
1,191 (a) EPAM Systems, Inc 161
918 (a),(b) EverCommerce, Inc 10
484 (a) Fair Isaac Corp 517

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
3,179 (a) Fastly, Inc $ 92
2,029 (a) Five9, Inc 31
12,532 (a) Fortinet, Inc 1,024
4,300 (a) Freshworks, Inc 35
1,603 (a) Gartner, Inc 254
11,043 Gen Digital, Inc 208
2,872 (a) Gitlab, Inc 62
1,037 (a) Globant S.A. 48
2,748 (a) GoDaddy, Inc 227
1,385 (a) Grid Dynamics Holdings, Inc 8
1,788 (a) Guidewire Software, Inc 267
1,077 Hackett Group, Inc 14
516 (a) HeartFlow, Inc 13
1,116 (a) HubSpot, Inc 272
1,910 (a) Hut 8 Corp 90
351 (a),(b) I3 Verticals, Inc 8
1,244 (a) Intapp, Inc 32
516 InterDigital, Inc 156
19,095 International Business Machines Corp 4,628
5,638 Intuit, Inc 2,438
1,808 (a) Kaltura, Inc 2
2,085 (a) Kyndryl Holdings, Inc 27
348 (a),(b) Life360, Inc 14
1,398 (a) LiveRamp Holdings, Inc 37
1,310 (a) Manhattan Associates, Inc 174
6,513 (a),(b) Marathon Digital Holdings, Inc 53
151,325 Microsoft Corp 56,016
6,333 (a) MicroStrategy, Inc (Class A) 790
1,253 (a) Mitek Systems, Inc 17
1,657 (a) MongoDB, Inc 406
1,593 (a) N-able, Inc 7
2,329 (a) nCino OpCo, Inc 35
3,958 (a) NCR Corp 25
1,787 (a) NextNav, Inc 29
5,574 (a) Nutanix, Inc 212
3,458 (a) Okta, Inc 272
678 (a),(b) ON24, Inc 5
1,227 OneSpan, Inc 13
661 (a) Ooma, Inc 10
34,354 Oracle Corp 5,054
916 (a),(b) Pagaya Technologies Ltd 11
2,372 (a) PagerDuty, Inc 15
44,564 (a) Palantir Technologies, Inc 6,519
16,338 (a) Palo Alto Networks, Inc 2,619
675 (a) PAR Technology Corp 9
791 Park City Group, Inc 6
1,672 Pegasystems, Inc 71
1,883 (a) Porch Group, Inc 13
2,527 (a) Procore Technologies, Inc 144
1,155 (a) Progress Software Corp 30
2,541 (a) PTC, Inc 362
1,347 (a) Q2 Holdings, Inc 64
889 (a) Qualys, Inc 78
1,695 (a) Rapid7, Inc 9
24 (a) Red Violet, Inc 1
2,961 (a),(b) Rezolve AI plc 8
992 (a) Rimini Street, Inc 3
1,287 RingCentral, Inc 48
7,768 (a) Riot Platforms, Inc 96
2,192 (a) Roper Industries, Inc 776
2,784 (a) Rubrik, Inc 136
1,313 (a),(b) SailPoint, Inc 17

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
18,626 Salesforce, Inc $ 3,477
5,866 (a) Samsara, Inc 186
1,037 (a) SEMrush Holdings, Inc 12
6,664 (a) SentinelOne, Inc 86
21,182 (a) ServiceNow, Inc 2,215
6,821 (a) Snowflake, Inc 1,029
7,118 (a),(b) SoundHound AI, Inc 49
356 (a),(b) SoundThinking, Inc 2
2,308 (a) Sprinklr, Inc 14
1,316 (a) Sprout Social, Inc 8
900 (a) SPS Commerce, Inc 50
3,896 (a) Synopsys, Inc 1,545
2,968 (a) Tenable Holdings, Inc 50
1,532 (a) Teradata Corp 39
5,200 (a),(b) Terawulf, Inc 75
8,780 (a) Trade Desk, Inc 199
4,496 (a) Trimble Inc 293
400 (a),(b) TSS, Inc 5
349 (a),(b) Tucows, Inc 6
2,920 (a) Twilio, Inc 367
911 (a) Tyler Technologies, Inc 312
8,946 (a),(b) UiPath, Inc 99
2,160 (a) Unisys Corp 4
6,240 (a) Unity Software, Inc 137
2,560 (a) Varonis Systems, Inc 55
1,754 VeriSign, Inc 436
1,293 (a) Vertex, Inc 15
305 (a) Viant Technology, Inc 3
1,154 (a) Weave Communications, Inc 5
4,508 (a) Workday, Inc 586
1,090 (a) Workiva, Inc 65
1,061 (a) Xperi, Inc 6
2,990 (a) Yext, Inc 11
4,295 (a) Zeta Global Holdings Corp 68
5,177 (a) Zoom Video Communications, Inc 416
2,023 (a) Zscaler, Inc 284
TOTAL SOFTWARE & SERVICES 114,186
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
521 (a),(b) 908 Devices, Inc 3
1,592 (a) ADTRAN Holdings, Inc 20
817 Advanced Energy Industries, Inc 264
267 (a) Aeva Technologies, Inc 4
25,131 Amphenol Corp (Class A) 3,175
293,972 Apple, Inc 74,607
1,162 (a) Applied Optoelectronics, Inc 98
21,063 (a) Arista Networks, Inc 2,586
2,522 (a) Arlo Technologies, Inc 36
1,128 (a) Arrow Electronics, Inc 162
223 (a) Aviat Networks, Inc 5
1,061 Avnet, Inc 65
650 Badger Meter, Inc 99
278 (a) Bel Fuse, Inc (Class B) 55
767 Belden CDT, Inc 88
768 Benchmark Electronics, Inc 43
1,278 (a) Calix, Inc 63
2,906 CDW Corp 352
2,884 (a) Ciena Corp 1,120
81,004 Cisco Systems, Inc 6,285
365 (a) Clearfield, Inc 10
180 Climb Global Solutions, Inc 4
3,674 Cognex Corp 180
3,576 (a) Coherent Corp 852

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
2,606 (a) CommScope Holding Co, Inc $ 47
3,231 (b) CompoSecure, Inc 55
16,020 Corning, Inc 2,178
716 (a) Corsair Gaming, Inc 4
1,070 Crane NXT Co 43
725 CTS Corp 35
1,204 (a) Daktronics, Inc 24
6,369 (a) Dell Technologies, Inc 1,045
55 (a) Diebold Nixdorf, Inc 4
759 (a) Digi International, Inc 37
1,285 (a) Eastman Kodak Co 12
468 ePlus, Inc 35
2,211 (a) Evolv Technologies Holdings, Inc 13
3,100 (a) Extreme Networks, Inc 47
1,208 (a) F5 Networks, Inc 350
781 (a) Fabrinet 407
7,717 (a) Flextronics International Ltd 505
3,142 (a) Harmonic, Inc 28
27,094 Hewlett Packard Enterprise Co 645
17,464 HP, Inc 335
1,475 (a),(b) Immersion Corp 8
853 (b) Ingram Micro Holding Corp 20
633 (a) Insight Enterprises, Inc 42
6,976 (a),(b) IonQ, Inc 201
804 (a) IPG Photonics Corp 92
806 (a) Itron, Inc 72
2,197 Jabil Inc 584
3,546 (a) Keysight Technologies, Inc 1,001
1,038 (a) Kimball Electronics, Inc 25
2 (a) Knowles Corp 0 ^
537 Littelfuse, Inc 182
1,437 (a) Lumentum Holdings, Inc 1,010
1,398 (a) Methode Electronics, Inc 8
4,688 (a) MicroVision, Inc 3
4,542 (a) Mirion Technologies, Inc 84
3,391 Motorola Solutions, Inc 1,472
216 (a) M-Tron Industries, Inc 14
856 Napco Security Technologies, Inc 34
3,953 NetApp, Inc 405
962 (a) Netgear, Inc 21
237 (a) Netscout Systems, Inc 8
1,072 (a) nLight, Inc 61
866 (a),(b) Novanta, Inc 102
271 (a) OSI Systems, Inc 72
1,099 (a),(b) Ouster, Inc 20
430 PC Connection, Inc 25
597 (a) Plexus Corp 121
2,686 (a) Powerfleet, Inc 8
6,506 (a) Pure Storage, Inc 384
2,499 (a),(b) Quantum Computing, Inc 17
2,472 Ralliant Corp 103
2,205 (a) Ribbon Communications, Inc 5
1,507 Richardson Electronics Ltd 17
512 (a) Rogers Corp 55
2,886 (a) SanDisk Corp 1,834
1,130 (a) Sanmina Corp 146
471 (a) Scansource, Inc 17
10,596 (a) Super Micro Computer, Inc 241
1,524 TD SYNNEX Corp 257
910 (a) Teledyne Technologies, Inc 551
1,987 (a) TTM Technologies, Inc 194
379 (a) Turtle Beach Corp 4

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
92 Ubiquiti, Inc $ 73
1,951 (a) Viasat, Inc 89
3,750 (a) Viavi Solutions, Inc 125
3,447 Vishay Intertechnology, Inc 62
398 (a) Vishay Precision Group, Inc 17
2,801 Vontier Corp 99
7,049 Western Digital Corp 1,907
2,578 (b) Xerox Holdings Corp 3
994 (a) Zebra Technologies Corp (Class A) 208
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 108,128
TELECOMMUNICATION SERVICES - 0.9%
410 (a) Anterix, Inc 16
4,583 (a),(b) AST SpaceMobile, Inc 380
141,002 AT&T, Inc 4,088
373 ATN International, Inc 10
669 (a) Bandwidth, Inc 12
883 (b) Cogent Communications Group, Inc 17
67 (a) GCI Liberty, Inc 2
515 (a) GCI Liberty, Inc 19
1,203 (a) Globalstar, Inc 80
1,217 (a) Gogo, Inc 5
521 IDT Corp 25
2,073 Iridium Communications, Inc 57
3,981 (a) Liberty Global Ltd 48
3,062 (a) Liberty Global Ltd 36
1,581 (a) Liberty Latin America Ltd (Class A) 14
3,207 (a) Liberty Latin America Ltd (Class C) 28
17,237 (a) Lumen Technologies, Inc 120
2,245 Millicom International Cellular S.A. 168
1,561 Shenandoah Telecom Co 24
917 Spok Holdings, Inc 10
2,350 Telephone and Data Systems, Inc 99
9,697 T-Mobile US, Inc 2,037
2,282 (a) Uniti Group, Inc 21
86,011 Verizon Communications, Inc 4,318
TOTAL TELECOMMUNICATION SERVICES 11,634
TRANSPORTATION - 1.4%
2,504 (a) Alaska Air Group, Inc 92
393 (a) Allegiant Travel Co 32
205 (a),(b) Amerco, Inc 10
11,224 (a) American Airlines Group, Inc 121
349 ArcBest Corp 34
327 (a),(b) Avis Budget Group, Inc 48
2,351 CH Robinson Worldwide, Inc 390
206 (a) Costamare Bulkers Holdings Ltd 3
1,032 Costamare, Inc 17
904 Covenant Logistics Group, Inc 25
37,717 CSX Corp 1,548
13,157 Delta Air Lines, Inc 875
2,544 Expeditors International Washington, Inc 364
4,267 FedEx Corp 1,520
613 (a) Forward Air Corp 10
349 (a) Frontier Group Holdings, Inc 1
1,539 (b) FTAI Infrastructure, Inc 8
791 Genco Shipping & Trading Ltd 18
2,509 (a) GXO Logistics, Inc 130
1,188 Heartland Express, Inc 12
2,589 (a),(b) Hertz Global Holdings, Inc 12
1,880 (b) Himalaya Shipping Ltd 25
1,520 Hub Group, Inc (Class A) 55
1,306 JB Hunt Transport Services, Inc 277
4,132 (a) JetBlue Airways Corp 18

Stock Index

Portfolio of Investments March 31, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
9,978 (a) Joby Aviation, Inc $ 82
1,233 (a) Kirby Corp 164
2,506 Knight-Swift Transportation Holdings, Inc 144
759 Landstar System, Inc 122
8,428 (a) Lyft, Inc (Class A) 112
29 Marten Transport Ltd 0 ^
754 Matson, Inc 124
4,639 Norfolk Southern Corp 1,331
3,799 Old Dominion Freight Line 742
1,449 (a) Radiant Logistics, Inc 10
2,690 (a),(b) RXO, Inc 39
887 Ryder System, Inc 182
1,798 Safe Bulkers, Inc 11
580 (a) Saia, Inc 204
925 (a) Skywest, Inc 85
9,720 Southwest Airlines Co 365
295 (a) Sun Country Airlines Holdings, Inc 5
41,120 (a) Uber Technologies, Inc 2,958
2,032 U-Haul Holding Co 91
12,231 Union Pacific Corp 2,967
6,852 (a) United Airlines Holdings, Inc 631
15,203 United Parcel Service, Inc (Class B) 1,496
200 Universal Truckload Services, Inc 4
631 (a) Werner Enterprises, Inc 19
2,506 (a) XPO, Inc 488
TOTAL TRANSPORTATION 18,021
UTILITIES - 2.5%
13,242 AES Corp 187
5,456 Alliant Energy Corp 391
5,614 Ameren Corp 617
11,071 American Electric Power Co, Inc 1,451
590 American States Water Co 45
4,258 American Water Works Co, Inc 579
3,074 Atmos Energy Corp 568
1,516 Avista Corp 61
2,030 Black Hills Corp 141
2,605 Brookfield Infrastructure Corp 103
2,781 Brookfield Renewable Corp 111
1,192 California Water Service Group 54
13,166 Centerpoint Energy, Inc 568
188 Chesapeake Utilities Corp 24
757 Clearway Energy, Inc (Class A) 30
1,777 Clearway Energy, Inc (Class C) 70
6,500 CMS Energy Corp 504
7,032 Consolidated Edison, Inc 796
383 (a) Consolidated Water Co, Inc 13
6,366 Constellation Energy Corp 1,778
17,375 Dominion Energy, Inc 1,074
4,213 DTE Energy Co 616
15,684 Duke Energy Corp 2,054
7,804 (a) Edison International 571
9,507 Entergy Corp 1,068
6,673 Essential Utilities, Inc 269
4,824 Evergy, Inc 395
6,589 Eversource Energy 456
20,883 Exelon Corp 1,024
11,991 FirstEnergy Corp 607
498 Genie Energy Ltd 7
349 (a) Global Water Resources, Inc 3
4,557 (a) Hawaiian Electric Industries, Inc 68
821 (b) Idacorp, Inc 117
4,948 MDU Resources Group, Inc 103

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
1,100 MGE Energy, Inc $ 85
116 Middlesex Water Co 6
1,899 (a),(b) Montauk Renewables, Inc 2
1,462 New Jersey Resources Corp 80
42,763 NextEra Energy, Inc 3,972
10,284 NiSource, Inc 480
607 Northwest Natural Holding Co 32
1,255 NorthWestern Corp 83
3,900 NRG Energy, Inc 570
4,799 OGE Energy Corp 230
2,220 (a) Oklo, Inc 110
1,168 ONE Gas, Inc 101
1,235 Ormat Technologies, Inc 138
920 Otter Tail Corp 81
45,045 PG&E Corp 791
2,278 Pinnacle West Capital Corp 229
1,905 PNM Resources, Inc 111
535 Portland General Electric Co 28
15,060 PPL Corp 575
9,608 Public Service Enterprise Group, Inc 778
626 (a) Pure Cycle Corp 6
620 (a) RGC Resources, Inc 14
12,893 Sempra Energy 1,253
466 (b) SJW Corp 27
22,326 Southern Co 2,155
1,183 Southwest Gas Holdings Inc 103
1,146 Spire, Inc 104
861 (a) Talen Energy Corp 275
4,386 UGI Corp 160
534 Unitil Corp 28
6,887 Vistra Corp 1,035
6,732 WEC Energy Group, Inc 779
12,344 Xcel Energy, Inc 981
490 York Water Co 15
TOTAL UTILITIES 31,940
TOTAL COMMON STOCKS
(Cost $330,876) 1,279,101
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278 (c) AstraZeneca plc 02/20/29 0 ^
478 (c) Chinook Therapeutics, Inc 01/02/30 0 ^
1,191 (c) Novo Nordisk A.S. 02/25/26 1
390 (c) Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
216 M-Tron Industries, Inc 04/15/26 0 ^
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 0 ^
TOTAL RIGHTS/WARRANTS
(Cost $1) 1
TOTAL LONG-TERM INVESTMENTS
(Cost $330,877) 1,279,102
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,208,415 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3 .680% (f) 2,208
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,208) 2,208

Stock Index

Portfolio of Investments March 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Account's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.4%
$ 4,848,000 (g) Fixed Income Clearing Corporation 3 .660% 04/01/26 $ 4,848
TOTAL REPURCHASE AGREEMENT 4,848
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.1%
1,600,000 Federal Home Loan Bank (FHLB) 0 .000 04/15/26 1,598
TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES 1,598
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,446) 6,446
TOTAL INVESTMENTS - 100.1%
(Cost $339,531) 1,287,756
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,730)
NET ASSETS - 100.0% $1,286,026
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,626,819.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 3/31/26 to be repurchased at $4,848,493 on 4/1/26, collateralized by Government Agency Securities, with coupon rates
4.000%–5.375% and maturity dates 5/15/27–2/15/31, valued at $4,945,053.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 16 06/18/26  $ 5,246 $ 5,256 $ 10

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Account's investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Stock Index
Long-Term Investments
:
Common stocks $1,279,100 $— $1 $1,279,101
Rights/Warrants — — 1 1
Investments purchased with
collateral from securities lending 2,208 — — 2,208
Short-Term Investments
:
Repurchase agreement — 4,848 — 4,848
U.s. government and agencies
discount notes — 1,598 — 1,598
Investments in Derivatives
:
Futures contracts* 10 — — 10
Total $1,281,318 $6,446 $2 $1,287,766
* Represents net unrealized appreciation (depreciation).